UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (95.3%)
Government Obligations (52.9%)
Other Government Obligations (1.2%)
Provincial or Local Government Obligations (1.2%)
$515,000	County of Sarasota FL	7.016%	10/01/40	$527,952
1,710,000	Dallas Area Rapid Transit	5.999%	12/01/44	1,763,437
1,185,000	Douglas County Public Utility District No. 1	5.450%	09/01/40	1,094,881
1,050,000	New Jersey Transportation Trust Fund Authority	5.754%	12/15/28	1,018,731
				4,405,001
U.S. Government Agencies and Obligations (51.7%)
Federal Deposit Insurance Corporation (FDIC) (1.4%)
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,324,572
Federal Home Loan Mortgage Corporation (FHLMC) (16.0%)
710,307		3.342%	12/25/19	713,899
964,366		3.500%	10/01/25	968,708
4,000,000	(b)	4.000%	04/01/26	4,110,624
1,454,310		4.000%	09/01/40	1,431,399
1,490,147		4.000%	10/01/40	1,465,275
2,249,468		4.000%	11/01/40	2,216,843
1,975,805		4.000%	11/01/40	1,944,679
998,633		4.000%	02/01/41	982,589
2,450,000	(b)	4.000%	04/01/41	2,405,594
1,994,197	(b)	4.500%	01/01/41	2,028,839
6,865,000	(b)	4.500%	04/01/41	6,974,414
767,908	(c)	5.000%	04/01/35	805,365
425,240		5.000%	08/01/35	445,983
1,303,654	(c)	5.000%	11/01/35	1,367,243
1,466,036		5.000%	11/01/39	1,539,836
1,889,702		5.000%	03/01/40	1,984,830
1,418,350		5.000%	03/01/40	1,494,626
1,852,028		5.000%	03/01/40	1,941,208
1,338,114		5.000%	03/01/40	1,410,075
1,405,550		5.000%	04/01/40	1,471,474
942,757		5.000%	08/01/40	985,207
1,900,000	(b)	5.000%	04/01/41	1,982,829
278,394	(c)	5.500%	12/01/17	305,351
546,941	(c)	5.500%	06/01/20	596,134
770,671	(c)	5.500%	10/01/20	836,375
609,142		5.500%	11/01/23	658,220
1,675,247	(c)	5.500%	05/01/34	1,810,545
1,115,399	(c)	5.500%	05/01/34	1,205,482
1,270,717	(c)	5.500%	10/01/34	1,368,578
937,544	(c)	5.500%	07/01/35	1,005,060
1,108,218	(c)	5.500%	07/01/35	1,189,409
1,950,125	(c)	5.500%	10/01/35	2,100,309

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$2,363,364	(c)	5.500%	12/01/38	$2,536,511
1,517,029	(c)	6.000%	11/01/33	1,668,941
201,753	(c)	6.500%	09/01/32	230,386
1,382,576	(c)	6.500%	06/01/36	1,569,414
992,611	(c)	7.000%	12/01/37	1,132,788
				58,885,042
Federal National Mortgage Association (FNMA) (20.6%)
3,705,000		2.806%	07/25/20	3,546,157
965,314		3.500%	11/01/25	969,208
985,833		3.500%	01/01/26	989,810
3,700,000	(b)	3.500%	04/01/26	3,709,250
990,635		3.500%	11/01/40	934,047
993,392		3.500%	01/01/41	936,646
525,843		3.500%	02/01/41	495,805
1,775,000	(b)	4.000%	04/01/26	1,823,812
993,619		4.000%	12/01/40	980,641
600,000	(b)	4.000%	04/01/41	590,063
4,520,000	(b)	4.500%	04/01/26	4,736,820
2,356,227		4.500%	04/01/40	2,409,307
3,000,000	(b)	4.500%	04/01/41	3,073,208
4,670,000	(b)	4.500%	04/01/41	4,752,453
113,870		5.000%	05/01/18	123,177
237,857		5.000%	06/01/18	254,669
515,718		5.000%	07/01/18	557,892
734,512		5.000%	07/01/23	784,603
395,694		5.000%	11/01/33	417,112
160,105		5.000%	05/01/34	168,595
2,035,778		5.000%	12/01/34	2,145,968
1,090,673	(c)	5.000%	08/01/35	1,147,833
831,533		5.000%	04/01/38	878,231
907,724		5.000%	12/01/39	958,700
341,789	(c)	5.500%	01/01/17	370,715
78,480		5.500%	09/01/17	86,048
307,355		5.500%	02/01/18	337,245
588,389		5.500%	03/01/18	638,553
1,826,699	(c)	5.500%	04/01/33	1,975,975
275,835		5.500%	04/01/33	297,196
746,292		5.500%	05/01/33	807,214
318,129		5.500%	05/01/33	342,567
635,968		5.500%	10/01/33	684,823
500,571	(c)	5.500%	12/01/33	541,642
732,816		5.500%	01/01/34	789,111
242,005		5.500%	01/01/34	260,596
583,589		5.500%	02/01/34	630,244

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$415,981		5.500%	03/01/34	$447,417
1,104,599	(c)	5.500%	03/01/34	1,197,048
1,068,833	(c)	5.500%	04/01/34	1,149,605
191,177		5.500%	04/01/34	205,624
211,083		5.500%	04/01/34	227,035
1,674,857	(c)	5.500%	04/01/34	1,815,034
201,980		5.500%	09/01/34	218,127
925,416	(c)	5.500%	02/01/35	997,663
1,569,977	(c)	5.500%	04/01/35	1,689,601
721,210		5.500%	06/01/35	775,036
1,095,630	(c)	5.500%	08/01/35	1,180,481
1,202,942	(c)	5.500%	10/01/35	1,303,622
838,199		5.500%	11/01/35	900,756
758,454		5.500%	12/01/39	816,244
424,045	(c)	6.000%	09/01/17	464,382
520,168		6.000%	08/01/23	571,697
536,628		6.000%	10/01/32	590,874
655,637	(c)	6.000%	10/01/32	727,448
829,250	(c)	6.000%	11/01/32	913,088
1,012,588	(c)	6.000%	03/01/33	1,119,240
143,293		6.000%	04/01/33	157,687
609,351		6.000%	12/01/33	670,561
556,982		6.000%	01/01/36	611,887
612,923		6.000%	08/01/37	669,281
863,467		6.000%	09/01/37	950,202
822,491		6.000%	10/01/38	908,195
893,742		6.000%	12/01/38	977,430
279,646		6.500%	12/01/31	316,343
91,299	(c)	6.500%	02/01/32	103,280
459,126		6.500%	04/01/32	519,381
181,249		6.500%	05/01/32	205,031
383,609		6.500%	07/01/32	433,960
529,297		6.500%	08/01/32	598,767
260,158		6.500%	09/01/32	294,317
125,413		6.500%	09/01/32	141,875
449,808		6.500%	10/01/32	508,852
742,262		6.500%	11/01/36	834,567
206,597		6.500%	08/01/37	232,934
823,829		6.500%	11/01/37	931,169
836,795		6.500%	11/01/39	938,764
305,043	(c)	7.000%	07/01/31	352,789
419,188	(c)	7.000%	09/01/31	484,786
43,525		7.000%	09/01/31	50,651
510,288	(c)	7.000%	11/01/31	593,453

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$109,788		7.000%	02/01/32	$126,871
65,280		7.000%	03/01/32	75,322
269,983		7.000%	07/01/32	310,864
275,321		7.500%	04/01/31	320,567
68,142		7.500%	05/01/31	79,399
				75,855,143
Government National Mortgage Association (GNMA) (1.8%)
18,389,022	(c) (d) (e)	2.275%	06/17/45	522,603
903,004		2.629%	09/16/33	920,834
25,239		4.408%	01/16/25	25,232
1,000,000		4.920%	05/16/34	1,047,924
74,536		5.000%	12/15/39	79,835
1,807,116		5.000%	01/15/40	1,925,426
1,128,592		5.500%	07/15/38	1,232,399
913,750		5.500%	10/15/38	1,002,936
20,418		8.500%	10/15/22	21,159
				6,778,348
U.S. Treasury (11.9%)
2,615,000	U.S. Treasury Bond	4.250%	11/15/40	2,501,002
7,115,000	U.S. Treasury Bond (f)	5.375%	02/15/31	8,136,671
7,000,000	U.S. Treasury Note	0.750%	03/31/13	6,994,540
5,050,000	U.S. Treasury Note	0.750%	09/15/13	5,018,044
4,980,000	U.S. Treasury Note	1.125%	06/15/13	5,004,502
1,258,814	U.S. Treasury Note (g)	1.875%	07/15/13	1,361,584
6,810,000	U.S. Treasury Note	2.250%	03/31/16	6,817,968
1,420,000	U.S. Treasury Note	2.625%	12/31/14	1,470,143
1,405,000	U.S. Treasury Note	2.875%	03/31/18	1,403,134
4,900,000	U.S. Treasury Note	3.625%	02/15/21	4,969,673
				43,677,261
	Total Government Obligations (cost: $190,341,480)			194,925,367
Asset-Backed Securities (5.4%)
1,480,000	Ally Auto Receivables Trust - 144A Issue (h)	3.510%	11/15/16	1,507,182
1,100,000	AmeriCredit Automobile Receivables Trust	0.840%	06/09/14	1,100,284
1,000,000	AmeriCredit Automobile Receivables Trust	2.850%	08/08/16	1,000,770
1,233,170	Capital Auto Receivables Asset Trust	5.310%	06/15/12	1,246,325
1,180,000	Chrysler Financial Auto Securitization Trust	1.650%	11/08/13	1,181,381
272,591	Conseco Financial Corp.	6.400%	10/15/18	273,722
1,755,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (d) (i) (j)	5.200%	12/15/35	1,403,177
2,139,092	Countrywide Asset-Backed Certificates (d)	5.934%	05/25/37	1,305,956
811,348	Countrywide Asset-Backed Certificates (d)	5.962%	03/25/34	413,554
1,074,792	Ford Credit Auto Lease Trust - 144A Issue (h)	1.040%	03/15/13	1,075,644
488,991	Ford Credit Auto Owner Trust	2.790%	08/15/13	494,718

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Asset-Backed Securities—continued
$2,165,000	GE Capital Credit Card Master Note Trust	3.690%	07/15/15	$2,241,538
3,095,000	GMAC Mortgage Corp. Loan Trust (c) (d)	5.952%	08/25/37	1,825,614
1,441,238	GMAC Mortgage Corp. Loan Trust (c) (k)	6.088%	10/25/36	908,218
153,836	Harley-Davidson Motorcycle Trust	1.160%	10/15/12	153,911
345,155	JPMorgan Auto Receivables Trust - 144A Issue (i)	7.090%	02/15/14	345,223
40,333	National Collegiate Trust (i) (j)	7.240%	09/20/14	24,813
540,000	Origen Manufactured Housing	5.605%	05/15/22	566,616
1,500,000	Origen Manufactured Housing (d)	5.700%	01/15/35	1,560,296
618,932	Origen Manufactured Housing (d)	5.730%	11/15/35	634,181
692,839	Origen Manufactured Housing (d)	5.860%	06/15/36	693,250
	Total Asset-Backed Securities (cost: $23,233,009)			19,956,373
Other Mortgage-Backed Securities (10.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.9%)
1,473,995	Banc of America Alternative Loan Trust (d)	5.640%	11/25/35	113,381
740,935	Banc of America Alternative Loan Trust (d)	5.640%	11/25/35	9,234
1,568,077	Banc of America Alternative Loan Trust (d)	5.755%	01/25/36	95,008
560,407	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	6
57,000	BHN I Mortgage Fund - 144A Issue (i) (l) (m)	7.916%	07/01/11	—
87,326	BlackRock Capital Finance LP - 144A Issue (h) (j)	7.750%	09/25/26	22,350
730,946	Citimortgage Alternative Loan Trust	6.250%	07/25/37	27,947
471,015	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (h) (k)	6.240%	10/25/36	474,668
830,458	Global Mortgage Securitization Ltd. (c) (l)	5.250%	04/25/32	624,680
451,849	Global Mortgage Securitization Ltd. - 144A Issue (i) (l)	5.250%	11/25/32	374,753
1,044,900	Global Mortgage Securitization Ltd. - 144A Issue (i) (l)	5.250%	11/25/32	807,854
1,154,958	JP Morgan Mortgage Trust (d)	2.974%	11/25/33	979,273
661,345	JP Morgan Mortgage Trust (d)	5.613%	04/25/37	604,716
57,714	Mellon Residential Funding Corp.	6.750%	06/25/28	59,747
1,696,498	RESI Finance LP - 144A Issue (d) (i) (j) (l)	1.658%	09/10/35	1,431,155
1,704,211	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,256,767
				6,881,539
Commercial Mortgage-Backed Securities (8.5%)
239,653	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	24,509
2,445,000	Asset Securitization Corp. (d)	6.930%	02/14/43	2,566,121
3,868,070	Asset Securitization Corp. - 144A Issue (d) (e) (h)	1.405%	10/13/26	17,539
1,506,883	Bear Stearns Commercial Mortgage Securities	4.320%	02/13/46	1,515,628
208,774	Carey Commercial Mortgage Trust - 144A Issue (h)	5.970%	09/20/19	210,973
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (d) (i)	5.618%	01/15/46	3,388,700
1,000,000	Commercial Mortgage Asset Trust (d)	6.975%	01/17/32	1,047,017
2,000,000	Extended Stay America Trust - 144A Issue (h)	4.221%	11/05/27	2,015,457
950,000	First Union National Bank Commercial Mortgage - 144A Issue (d) (h)	7.190%	12/12/33	959,231
1,115,000	GE Capital Commercial Mortgage Corp. - 144A Issue (c) (d) (h)	6.314%	08/11/36	1,147,542
2,271,216	Hometown Commercial Mortgage - 144A Issue (i)	5.506%	11/11/38	1,160,819

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities—continued
Commercial Mortgage-Backed Securities—continued
$2,002,685	Hometown Commercial Mortgage - 144A Issue (i)	6.057%	06/11/39	$615,347
2,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. - 144A Issue (h)	5.633%	12/05/27	2,334,366
867,113	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	878,074
11,211,064	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (i)	1.997%	12/05/27	1,440,513
2,315,265	Morgan Stanley Capital I (d)	5.597%	04/12/49	2,354,625
980,000	Morgan Stanley Capital I - 144A Issue (h)	4.700%	09/15/47	997,782
615,000	Multi Security Asset Trust - 144A Issue (d) (i)	5.880%	11/28/35	461,250
925,000	Multi Security Asset Trust - 144A Issue (d) (i)	5.880%	11/28/35	601,250
1,995,000	OBP Depositor LLC Trust - 144A Issue (h)	4.646%	07/15/45	2,025,738
2,515,000	Timberstar Trust - 144A Issue (h)	6.208%	10/15/36	2,617,894
1,475,000	Vornado DP LLC - 144A Issue (h)	4.004%	09/13/28	1,417,013
1,485,000	WF-RBS Commercial Mortgage Trust - 144A Issue (h)	3.791%	02/15/44	1,501,457
				31,298,845
	Total Other Mortgage-Backed Securities (cost: $46,994,709)			38,180,384
Corporate Obligations (26.6%)
Basic Materials (0.4%)
Agricultural Products (0.4%)
1,245,000	Cargill, Inc. - 144A Issue (h)	5.200%	01/22/13	1,329,796
Capital Goods (1.2%)
Containers-Metal/Glass (0.3%)
1,100,000	Ball Corp.	7.125%	09/01/16	1,203,125
Electronics-Military (0.4%)
1,415,000	L-3 Communications Corp.	4.950%	02/15/21	1,423,256
Manufacturing (0.5%)
1,225,000	Tyco International Finance SA (l)	8.500%	01/15/19	1,580,357
300,000	Valmont Industries, Inc.	6.625%	04/20/20	309,131
				1,889,488
Communications (0.1%)
Networking Products (0.1%)
525,000	Juniper Networks, Inc.	3.100%	03/15/16	524,270
Consumer Cyclical (1.3%)
Agricultural Operations (0.3%)
1,140,000	Archer-Daniels-Midland Co. (d)	1.000%	03/01/21	1,154,521
Retail-Apparel/Shoe (0.6%)
1,990,000	Ltd. Brands, Inc.	6.625%	04/01/21	2,034,775
Retail-Building Products (0.4%)
1,635,000	Home Depot, Inc.	5.950%	04/01/41	1,630,445

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Corporate Obligations—continued
Consumer Staples (1.0%)
Tobacco (1.0%)
$2,600,000	Altria Group, Inc.	10.200%	02/06/39	$3,688,833
Consumer, Non-cyclical (0.3%)
Medical-Wholesale Drug Distribution (0.3%)
970,000	McKesson Corp.	6.000%	03/01/41	1,004,360
Energy (2.9%)
Oil & Gas Drilling (0.1%)
385,000	Pride International, Inc.	8.500%	06/15/19	475,475
Oil Company-Exploration & Production (0.4%)
1,215,000	Chesapeake Energy Corp.	6.125%	02/15/21	1,254,487
Pipelines (2.4%)
1,400,000	Energy Transfer Partners LP	9.000%	04/15/19	1,768,654
1,520,000	Kinder Morgan Finance Co. LLC - 144A Issue (h)	6.000%	01/15/18	1,569,400
2,000,000	NuStar Logistics LP	7.650%	04/15/18	2,335,010
2,150,000	Sunoco Logistics Partners Operations LP	6.850%	02/15/40	2,300,143
700,000	Williams Partners LP / Williams Partners Finance Corp.	7.250%	02/01/17	819,803
				8,793,010
Financial (11.6%)
Banks (4.3%)
1,440,000	Bank of America Corp.	7.375%	05/15/14	1,626,227
3,410,000	Citigroup, Inc.	6.125%	05/15/18	3,719,324
795,000	Morgan Stanley	5.500%	07/24/20	794,441
2,215,000	Morgan Stanley	6.000%	05/13/14	2,409,588
1,835,000	Morgan Stanley	6.250%	08/28/17	1,994,434
1,650,000	The Goldman Sachs Group, Inc. (c)	5.150%	01/15/14	1,770,900
1,835,000	The Goldman Sachs Group, Inc.	6.150%	04/01/18	1,989,465
1,505,000	US Bank NA (d)	3.778%	04/29/20	1,532,659
				15,837,038
Commercial Banks Non-U.S. (0.5%)
1,960,000	Royal Bank of Scotland PLC/The (l)	4.375%	03/16/16	1,972,438
Finance-Diversified (0.6%)
805,000	Discover Financial Services	6.450%	06/12/17	867,780
1,270,000	International Lease Finance Corp. - 144A Issue (h)	6.500%	09/01/14	1,355,725
				2,223,505
Insurance (3.7%)
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (h)	7.800%	03/15/37	1,935,275
1,480,000	Metropolitan Life Global Funding I - 144A Issue (h)	2.500%	09/29/15	1,441,283
1,358,000	OneBeacon US Holdings, Inc. (i)	5.875%	05/15/13	1,459,850
2,050,000	StanCorp Financial Group, Inc. (i)	6.875%	10/01/12	2,182,729
1,000,000	StanCorp Financial Group, Inc. (d)	6.900%	06/01/67	960,000
1,710,000	Symetra Financial Corp. - 144A Issue (i)	6.125%	04/01/16	1,777,061
1,050,000	Symetra Financial Corp. - 144A Issue (d) (h)	8.300%	10/15/37	1,057,875

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Corporate Obligations—continued
Financial—continued
$2,125,000	Unum Group	7.125%	09/30/16	$2,395,585
470,000	XL Capital Finance Europe PLC (l)	6.500%	01/15/12	489,380
				13,699,038
Money Center Banks (0.8%)
2,950,000	Lloyds TSB Bank PLC (l)	4.875%	01/21/16	3,041,816
Real Estate Investment Trust-Health Care (1.2%)
1,060,000	HCP, Inc.	6.700%	01/30/18	1,174,821
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,673,522
1,290,000	Nationwide Health Properties, Inc.	6.250%	02/01/13	1,378,263
				4,226,606
Real Estate Investment Trust-Retail (0.5%)
1,580,000	WEA Finance LLC / WT Finance Aust Pty Ltd. - 144A Issue (h)	7.500%	06/02/14	1,808,506
Health Care (2.6%)
Drugs (0.7%)
2,350,000	Medco Health Solutions, Inc.	7.125%	03/15/18	2,740,624
Medical Labs & Testing Services (0.5%)
1,780,000	Quest Diagnostics, Inc.	5.750%	01/30/40	1,714,441
Medical Products/Supplies (1.0%)
2,700,000	Bio-Rad Laboratories, Inc.	4.875%	12/15/20	2,656,125
880,000	Boston Scientific Corp.	5.450%	06/15/14	939,184
				3,595,309
Medical-Biomedical / Genetics (0.4%)
1,445,000	Genzyme Corp.	3.625%	06/15/15	1,501,124
Technology (1.9%)
Computer Software & Services (1.0%)
2,115,000	Fiserv, Inc.	4.625%	10/01/20	2,074,413
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,647,789
				3,722,202
Software (0.9%)
940,000	Dun & Bradstreet Corp.	2.875%	11/15/15	921,446
2,605,000	Oracle Corp. - 144A Issue (h)	5.375%	07/15/40	2,535,488
				3,456,934
Transportation (2.1%)
Airlines (1.3%)
621,111	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	649,061
1,992,487	United Air Lines, Inc.	10.400%	05/01/18	2,281,398
1,815,000	US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	1,813,185
				4,743,644
Transport-Rail (0.8%)
2,860,000	BNSF Funding Trust I (d)	6.613%	12/15/55	2,970,825

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Corporate Obligations—continued
Utilities (1.2%)
Electric Companies (1.2%)
$1,725,000	CMS Energy Corp.	8.750%	06/15/19	$2,058,661
2,230,000	Southwestern Electric Power Co.	5.550%	01/15/17	2,367,482
				4,426,143
	Total Corporate Obligations (cost: $94,772,239)			98,086,034
	Total Long-Term Debt Securities (cost: $355,509,596)			351,148,158

Shares
Short-Term Securities (14.2%)
Investment Companies (14.2%)
24,633,536	Dreyfus Treasury Cash Management Fund, current rate 0.010%			24,633,536
27,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.000%			27,000,000
746,592	SEI Investments Treasury Mutual Funds, current rate 0.010%			746,592
	Total Short-Term Securities (cost: $52,380,128)			52,380,128
	Total investments in securities (cost: $407,721,565) (n)			$403,528,286
	Liabilities in excess of cash and other assets (-9.5%)			(34,927,245)
	Total net assets (100.0%)			$368,601,041

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2011 the total cost of investments issued on a when-issued or forward commitment basis was $36,148,446.
(c)	Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2011.
(d)	Variable rate security.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2011, securities with an aggregate market value of $457,438 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
10 Year U.S. Treasury Note	June 2011	69	Short	$—	$16,545
5 Year U.S. Treasury Note	June 2011	163	Long	13,680	—
2 Year U.S. Treasury Note	June 2011	32	Long	4,436	—
		264		$18,116	$16,545

(g)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

See accompanying notes to investments in securities.

(h)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(i)

Represents ownership in an illiquid security. (See note 5 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at March 31, 2011, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
BHN I Mortgage Fund - 144A Issue *	Various	69,485
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue *	2/28/06	3,563,973
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,754,856
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	469,450
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	1,080,491
Hometown Commercial Mortgage - 144A Issue *	11/28/06	2,290,665
Hometown Commercial Mortgage - 144A Issue *	6/7/07	2,046,033
JPMorgan Auto Receivables Trust - 144A Issue *	11/7/07	339,348
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	3/22/10	1,466,366
Multi Security Asset Trust - 144A Issue *	2/24/05	617,169
Multi Security Asset Trust - 144A Issue *	2/24/05	905,457
National Collegiate Trust	9/28/10	40,333
OneBeacon US Holdings, Inc.	Various	1,354,049
RESI Finance LP - 144A Issue *	5/27/09	831,079
StanCorp Financial Group, Inc.	5/23/07	2,047,074
Symetra Financial Corp. - 144A Issue *	Various	1,707,007
		$20,582,835

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(j)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(k)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(l)	The Portfolio held 2.8% of net assets in foreign securities at March 31, 2011.
(m)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(n)	At March 31, 2011 the cost of securities for federal income tax purposes was $407,955,661. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$11,193,954
	Gross unrealized depreciation	(15,555,562)
	Net unrealized depreciation	$4,361,608

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (35.9%)
Consumer Staples (12.5%)
Beverages (3.1%)
$1,750,000	Coca-Cola Co. (b)	0.233%	04/08/11	$1,749,922
1,500,000	Coca-Cola Co. (b)	0.254%	05/31/11	1,499,375
				3,249,297
Food (1.9%)
1,000,000	Nestle Capital Corp. (b)	0.162%	05/12/11	999,818
1,000,000	Nestle Capital Corp. (b)	0.193%	06/17/11	999,593
				1,999,411
Food & Staples Retailing (2.8%)
1,000,000	Wal-Mart Stores, Inc. (b)	0.170%	04/19/11	999,916
1,000,000	Wal-Mart Stores, Inc. (b)	0.172%	04/11/11	999,953
1,000,000	Wal-Mart Stores, Inc. (b)	0.172%	04/18/11	999,920
				2,999,789
Personal Care (4.7%)
2,000,000	Johnson & Johnson (b)	0.193%	05/10/11	1,999,588
500,000	Johnson & Johnson (b)	0.193%	05/16/11	499,881
1,000,000	Johnson & Johnson (b)	0.203%	05/11/11	999,778
1,500,000	Procter & Gamble Co. (b)	0.183%	06/09/11	1,499,483
				4,998,730
Financial (5.7%)
Auto Finance (2.9%)
2,000,000	American Honda Finance	0.193%	04/28/11	1,999,715
1,000,000	American Honda Finance	0.203%	04/07/11	999,967
				2,999,682
Banks (2.8%)
1,500,000	JP Morgan Chase & Co.	0.203%	06/08/11	1,499,433
1,500,000	JP Morgan Chase & Co.	0.244%	05/04/11	1,499,670
				2,999,103
Health Care (8.5%)
Drugs (5.2%)
1,000,000	Abbott Laboratories (b)	0.183%	04/18/11	999,915
1,500,000	Abbott Laboratories (b)	0.213%	04/12/11	1,499,904
500,000	Novartis Finance Corp. (b)	0.193%	04/14/11	499,966
1,000,000	Novartis Finance Corp. (b)	0.202%	04/19/11	999,900
1,500,000	Novartis Finance Corp. (b)	0.244%	05/09/11	1,499,620
				5,499,305
Medical Labs & Testing Services (3.3%)
1,500,000	Roche Holdings, Inc. (b)	0.152%	04/06/11	1,499,968
2,000,000	Roche Holdings, Inc. (b)	0.172%	05/03/11	1,999,698
				3,499,666

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Commercial Paper—continued
Industrial (5.4%)
Electrical Equipment (2.1%)
1,250,000	Emerson Electric Co. (b)	0.152%	04/06/11	$1,249,974
1,000,000	Emerson Electric Co. (b)	0.152%	04/29/11	999,883
				2,249,857
Transportation (3.3%)
1,500,000	United Parcel Service, Inc. (b)	0.122%	05/06/11	1,499,825
2,000,000	United Parcel Service, Inc. (b)	0.142%	04/01/11	2,000,000
				3,499,825
Technology (3.8%)
Aerospace & Defense (1.0%)
1,000,000	Honeywill International (b)	0.233%	06/30/11	999,425
Computer Hardware (2.8%)
1,500,000	International Business Machines Corp. (b)	0.112%	04/07/11	1,499,973
1,500,000	International Business Machines Corp. (b)	0.122%	04/12/11	1,499,945
				2,999,918
	Total Commercial Paper (cost: $37,994,008)			37,994,008
Corporate Bonds & Notes (3.4%)
Health Care (3.4%)
Insurance (3.4%)
2,100,000	MassMutual Global Funding II - 144A Issue (c) (d)	0.303%	04/21/11	2,100,000
1,500,000	MetLife Institutional Funding II - 144A Issue (c) (d)	0.459%	09/20/11	1,500,000
				3,600,000
	Total Corporate Bonds & Notes (cost: $3,600,000)			3,600,000
U.S. Government Obligations (50.5%)
Discount Notes (35.6%)
1,500,000	Federal Home Loan Mortgage Corporation	0.122%	04/11/11	1,499,950
4,000,000	Federal Home Loan Mortgage Corporation	0.122%	06/06/11	3,999,120
2,750,000	Federal Home Loan Mortgage Corporation	0.122%	06/07/11	2,749,386
2,000,000	Federal Home Loan Mortgage Corporation	0.124%	06/20/11	1,999,458
1,700,000	Federal Home Loan Mortgage Corporation	0.127%	05/17/11	1,699,728
3,500,000	Federal Home Loan Mortgage Corporation	0.137%	05/23/11	3,499,317
2,500,000	Federal Home Loan Mortgage Corporation	0.152%	04/29/11	2,499,708
2,000,000	Federal Home Loan Mortgage Corporation	0.162%	04/05/11	1,999,964
2,000,000	Federal Home Loan Mortgage Corporation	0.167%	04/04/11	1,999,972
1,000,000	Federal National Mortgage Association	0.081%	05/13/11	999,907
500,000	Federal National Mortgage Association	0.091%	05/09/11	499,953
2,000,000	Federal National Mortgage Association	0.132%	05/18/11	1,999,661
1,750,000	Federal National Mortgage Association	0.152%	04/25/11	1,749,825
1,000,000	Federal National Mortgage Association	0.167%	04/20/11	999,913
1,000,000	Federal National Mortgage Association	0.167%	04/20/11	999,913
1,500,000	Federal National Mortgage Association	0.167%	05/02/11	1,499,787

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
U.S. Government Obligations—continued
Discount Notes—continued
2,500,000	Federal National Mortgage Association	0.172%	04/13/11	$2,499,858
3,000,000	Federal National Mortgage Association	0.183%	04/26/11	2,999,625
1,500,000	Federal National Mortgage Association	0.183%	04/27/11	1,499,805
				37,694,850
U.S. Treasury (14.9%)
1,000,000	U.S. Treasury Bill	0.065%	05/26/11	999,901
4,000,000	U.S. Treasury Bill	0.066%	05/19/11	3,999,651
3,000,000	U.S. Treasury Bill	0.081%	06/23/11	2,999,450
2,000,000	U.S. Treasury Bill	0.086%	04/14/11	1,999,939
2,250,000	U.S. Treasury Bill	0.101%	05/05/11	2,249,787
1,000,000	U.S. Treasury Bill	0.117%	04/28/11	999,914
2,500,000	U.S. Treasury Bill	0.127%	06/02/11	2,499,460
				15,748,102
	Total U.S. Government Obligations (cost: $53,442,952)			53,442,952
Other Short-Term Investments (6.9%)
Asset Backed Securities (6.9%)
424,504	CNH Equipment Trust	0.427%	12/09/11	424,504
80,827	CNH Equipment Trust	0.576%	09/02/11	80,827
474,832	Ford Credit Auto Lease Trust - 144A Issue (c)	0.383%	11/15/11	474,832
93,548	Hyundai Auto Receivables Trust	0.371%	09/15/11	93,548
1,738,363	Hyundai Auto Receivables Trust	0.318%	02/15/12	1,738,363
1,390,221	Mercedes-Benz Auto Lease Trust - 144A Issue (c)	0.308%	03/15/12	1,390,221
1,715,000	Volkswagen Auto Loan Enhanced Trust	0.288%	04/20/12	1,715,000
1,350,000	World Omni Auto Receivables Trust	0.294%	03/15/12	1,350,000
	Total Other Short-Term Investments (cost: $7,267,295)			7,267,295

Shares
Investment Companies (3.6%)
3,050,000	Federated Government Obligations Fund, current rate 0.010%			3,050,000
735,101	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%			735,101
	Total Investment Companies (cost: $3,785,101)			3,785,101
	Total investments in securities (cost: $106,089,356) (e)			$106,089,356
	Liabilities in excess of cash and other assets (-0.3%)			(336,561)
	Total net assets (100.0%)			$105,752,795

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 30.3% of the Portfolio’s net assets as of March 31, 2011.

See accompanying notes to investments in securities.

(c)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d)	Variable rate security.
(e)	Also represents the cost of securities for federal income tax purposes at March 31, 2011.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (99.0%)
Government Obligations (85.7%)
U.S. Government Agencies and Obligations (85.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (18.6%)
$227,284		2.757%	05/25/20	$223,427
498,597		3.320%	07/25/20	500,967
482,183		3.500%	10/01/25	484,354
1,000,000	(b)	4.000%	04/01/26	1,027,656
969,540		4.000%	09/01/40	954,266
2,500,000	(b)	4.000%	04/01/41	2,454,687
267,728		4.500%	07/15/33	281,930
987,823		4.500%	09/01/40	1,004,983
997,099	(b)	4.500%	01/01/41	1,014,420
1,330,000	(b)	4.500%	04/01/41	1,351,198
713,625	(c)	5.000%	04/15/17	726,598
351,291		5.000%	03/01/23	375,443
253,391		5.000%	05/01/29	267,572
137,288		5.000%	05/15/31	140,608
467,989		5.000%	08/01/35	490,817
542,582	(c)	5.000%	11/01/35	569,048
1,798,817	(c)	5.000%	11/01/39	1,889,369
472,783		5.000%	03/01/40	498,209
446,038		5.000%	03/01/40	470,025
1,865,000	(b)	5.000%	04/01/41	1,946,303
364,627	(c)	5.500%	06/01/20	397,423
458,536		5.500%	10/01/20	497,628
609,142		5.500%	11/01/23	658,220
262,980	(c)	5.500%	05/01/34	284,219
391,871	(c)	5.500%	05/01/34	423,519
412,411	(c)	6.000%	09/01/22	451,848
785,317	(c)	6.000%	11/01/33	863,957
366,928		6.250%	12/15/23	403,592
184,395		6.500%	11/01/32	208,392
				20,860,678
Federal National Mortgage Association (FNMA) (50.1%)
1,500,000		3.140%	08/01/15	1,523,202
213,319		3.500%	11/01/25	214,180
492,916		3.500%	01/01/26	494,905
1,175,000	(b)	3.500%	04/01/26	1,177,937
74,505		3.500%	06/25/33	75,986
495,318		3.500%	11/01/40	467,023
298,018		3.500%	01/01/41	280,994
645,643	(b)	3.500%	01/01/41	608,762
1,615,000	(b)	4.000%	04/01/26	1,659,412
570,000	(b)	4.000%	04/01/41	560,560
60,166		4.500%	04/01/21	63,295

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$305,443		4.500%	11/01/23	$322,311
802,495		4.500%	04/01/25	843,224
1,009,811		4.500%	04/01/40	1,032,560
3,500,000	(b)	4.500%	04/01/41	3,561,796
535,187	(c)	5.000%	05/01/18	578,934
304,288	(c)	5.000%	10/01/20	325,420
1,371,044	(c)	5.000%	11/01/33	1,445,254
1,447,827	(c)	5.000%	03/01/34	1,524,610
945,052	(c)	5.000%	03/01/34	995,172
339,860		5.000%	05/01/34	357,884
321,128		5.000%	12/01/34	338,510
1,027,115		5.000%	07/01/35	1,081,586
703,987		5.000%	07/01/35	741,322
678,337		5.000%	07/01/35	715,053
904,677		5.000%	06/01/39	955,482
785,181		5.000%	12/01/39	829,276
284,824		5.500%	01/01/17	308,929
332,276		5.500%	02/01/18	364,589
742,842	(c)	5.500%	03/01/18	806,173
421,526		5.500%	08/01/23	459,361
502,251	(c)	5.500%	02/01/24	546,828
250,611		5.500%	04/01/33	270,019
1,304,785	(c)	5.500%	04/01/33	1,411,410
160,150		5.500%	05/01/33	172,453
253,962		5.500%	05/01/33	274,694
287,656		5.500%	05/01/33	309,754
1,271,935	(c)	5.500%	10/01/33	1,369,645
110,043		5.500%	01/01/34	118,497
219,066		5.500%	01/01/34	235,895
200,778		5.500%	02/01/34	216,202
2,110,463	(c)	5.500%	03/01/34	2,287,098
257,000		5.500%	04/01/34	276,421
1,674,857	(c)	5.500%	04/01/34	1,815,034
540,917	(c)	5.500%	04/01/34	581,794
121,318		5.500%	05/01/34	130,486
673,266	(c)	5.500%	09/01/34	727,090
485,519		5.500%	10/01/34	522,761
708,501		5.500%	01/01/35	763,813
439,561		5.500%	02/01/35	474,702
462,708		5.500%	02/01/35	498,832
102,525		5.500%	06/01/35	110,177
463,300		5.500%	08/01/35	499,181
190,330		5.500%	10/01/35	206,260
1,326,768	(c)	5.500%	09/01/36	1,427,031

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$110,068		5.500%	05/01/38	$117,835
101,505		6.000%	09/01/32	111,767
222,053		6.000%	10/01/32	244,499
872,530	(c)	6.000%	10/01/32	968,098
119,858		6.000%	11/01/32	131,974
719,597	(c)	6.000%	11/01/32	792,349
666,176	(c)	6.000%	03/01/33	736,342
276,618		6.000%	03/01/33	304,587
361,464		6.000%	04/01/33	397,773
283,617		6.000%	12/01/33	315,068
310,644		6.000%	08/01/34	341,698
196,023		6.000%	09/01/34	215,346
94,827		6.000%	11/01/34	104,175
1,017,301	(c)	6.000%	12/01/34	1,117,581
199,935		6.000%	11/01/36	218,769
1,509,412		6.000%	01/01/37	1,648,769
612,923		6.000%	08/01/37	669,281
584,948		6.000%	09/01/37	643,706
306,550		6.000%	12/01/37	334,738
543,616		6.000%	12/01/38	594,519
240,724		6.500%	11/01/23	263,542
376,054		6.500%	02/01/32	425,401
214,128		6.500%	02/01/32	242,231
175,759		6.500%	02/01/32	198,821
281,863		6.500%	04/01/32	318,853
129,464		6.500%	05/01/32	146,451
733,495		6.500%	07/01/32	829,769
266,864		6.500%	07/01/32	301,892
16,447		6.500%	09/01/32	18,605
71,446		6.500%	09/01/34	80,554
47,195		6.500%	11/01/34	53,212
488,750		6.500%	03/01/35	552,890
222,706		6.500%	02/01/36	252,162
383,019		6.500%	06/01/36	432,925
133,427		6.500%	08/01/37	150,437
770,970	(c)	6.500%	09/01/37	871,423
390,307		7.000%	09/01/31	454,206
50,028		7.000%	11/01/31	58,182
251,119		7.000%	02/01/32	290,406
47,590	(c)	7.000%	07/01/32	54,817
27,407	(c)	7.000%	10/01/37	31,368
18,013		7.000%	10/01/37	20,616
92,339		7.500%	04/01/31	107,514
				56,124,930

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
Government National Mortgage Association (GNMA) (16.9%)
$7,849,681	(d) (e)	0.000%	03/16/42	$4,266
5,589,516	(d) (e)	0.536%	03/16/34	111,072
4,098,002	(d) (e)	0.643%	07/16/40	84,561
12,852,416	(d) (e)	2.275%	06/17/45	365,257
1,806,008		2.629%	09/16/33	1,841,669
998,242		4.000%	02/15/41	1,001,569
3,500,000	(b)	4.000%	04/01/41	3,500,000
152,437	(c)	4.287%	01/16/30	153,269
206,673		4.385%	08/16/30	208,555
25,239		4.408%	01/16/25	25,232
1,850,000	(b)	4.500%	04/01/41	1,908,101
500,000		4.920%	05/16/34	523,962
509,806	(c)	5.000%	05/15/33	544,298
204,973		5.000%	12/15/39	219,545
2,710,674		5.000%	01/15/40	2,888,138
1,933,270		5.000%	07/15/40	2,053,798
2,165,000	(b)	5.000%	04/01/41	2,295,915
590,545	(c)	5.500%	07/15/38	644,863
481,317		5.500%	10/15/38	528,296
				18,902,366
Vendee Mortgage Trust (0.1%)
92,313	Vendee Mortgage Trust	7.793%	02/15/25	105,366
	Total Government Obligations (cost: $94,311,800)			95,993,340
Asset-Backed Securities (5.4%)
316,148	ABFS Mortgage Loan Trust (f)	7.490%	12/25/31	199,804
330,000	Ally Auto Receivables Trust - 144A Issue (g)	3.510%	11/15/16	336,061
210,000	AmeriCredit Automobile Receivables Trust	3.720%	11/17/14	216,521
160,000	AmeriCredit Automobile Receivables Trust	4.520%	10/08/15	168,104
591,571	BankAmerica Manufactured Housing Contract Trust (c)	7.800%	10/10/26	594,840
107,989	Conseco Financial Corp.	8.300%	11/15/19	109,599
354,453	Conseco Financial Corp. (d)	7.650%	10/15/27	369,097
1,022,790	Countryplace Manufactured Housing Contract Trust - 144A Issue (d) (h) (i)*	4.800%	12/15/35	976,604
807,454	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (c) (f) (g)	5.970%	10/25/36	845,629
270,000	Ford Credit Auto Owner Trust	3.220%	03/15/16	275,692
582,186	Origen Manufactured Housing	4.750%	08/15/21	586,180
535,000	Origen Manufactured Housing	5.605%	05/15/22	561,370
550,000	Origen Manufactured Housing	5.910%	01/15/37	581,174
101,480	Structured Asset Securities Corp. (f)	6.290%	11/25/32	85,099
163,562	Vanderbilt Mortgage Finance (d)	6.555%	03/07/23	164,802
	Total Asset-Backed Securities (cost: $6,179,394)			6,070,576

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities (7.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.9%)
$364,891	Bear Stearns Mortgage Securities, Inc. (i)	8.000%	11/25/29	$331,537
50,980	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)*	7.916%	07/01/11	—
10,000	BHN I Mortgage Fund - 144A Issue (d) (h) (i) (j) (k)*	1.700%	03/25/12	—
425	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)*	7.540%	05/31/17	—
832,960	BlackRock Capital Finance LP - 144A Issue (g) (i)	7.750%	09/25/26	213,186
532,981	Global Mortgage Securitization Ltd. (j)	5.250%	04/25/32	400,914
390,439	Global Mortgage Securitization Ltd. (d) (j)	5.410%	04/25/32	260,916
847,216	Global Mortgage Securitization Ltd. - 144A Issue (c) (h) (j)*	5.250%	11/25/32	655,017
395,368	Global Mortgage Securitization Ltd. - 144A Issue (h) (j)*	5.250%	11/25/32	327,908
287,456	JPMorgan Mortgage Trust (d)	2.974%	11/25/33	271,346
950,621	JPMorgan Mortgage Trust (d)	3.675%	07/25/35	35,267
23,406	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	22,330
70,482	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	57,608
5,403	Prudential Home Mortgage Securities - 144A Issue (d) (g)	7.914%	09/28/24	3,780
533,508	RESI Finance LP - 144A Issue (d) (h) (i) (j)*	1.658%	09/10/35	450,064
53,768	Residential Accredit Loans, Inc. - 144A Issue (g)	6.250%	03/25/14	45,833
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (d)	5.400%	11/25/35	148,813
10,914	Structured Asset Mortgage Investments, Inc. (d)	4.696%	05/02/30	6,672
16,864	Structured Asset Mortgage Investments, Inc. (d)	4.696%	05/02/30	10,215
				3,241,406
Commercial Mortgage-Backed Securities (5.0%)
854,681	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	87,406
567,356	Asset Securitization Corp. - 144A Issue (e) (h) (i)*	2.433%	08/13/29	58,022
4,982,559	Asset Securitization Corp. - 144A Issue (d) (e) (g)	1.405%	10/13/26	22,593
107,755	Carey Commercial Mortgage Trust - 144A Issue (g)	5.970%	09/20/19	108,889
700,000	Extended Stay America Trust - 144A Issue (g)	4.221%	11/05/27	705,410
500,000	First Union National Bank Commercial Mortgage - 144A Issue (d) (g)	7.190%	12/12/33	504,859
21,885	GMAC Commercial Mortgage Sec. (h) (i)†	5.940%	07/01/13	23,124
1,203,109	Hometown Commercial Mortgage - 144A Issue (h)*	5.506%	11/11/38	614,909
178,174	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	180,426
3,723,868	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (h)*	1.997%	12/05/27	478,481
500,000	LB-UBS Commercial Mortgage Trust (d)	5.389%	06/15/36	515,581
188,915	Merrill Lynch Mortgage Trust	4.893%	11/12/35	195,083
129,685	Morgan Stanley Capital I	4.690%	06/13/41	129,621
150,000	Morgan Stanley Capital I - 144A Issue (g)	4.700%	09/15/47	152,722
330,000	Multi Security Asset Trust - 144A Issue (d) (h)*	5.880%	11/28/35	247,500
660,000	Multi Security Asset Trust - 144A Issue (d) (h)*	5.880%	11/28/35	429,000
558,000	OBP Depositor LLC Trust - 144A Issue (g)	4.646%	07/15/45	566,597

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities—continued
Commercial Mortgage-Backed Securities—continued
$479,452	Vornado DP LLC - 144A Issue (g)	2.970%	09/13/28	$466,492
				5,486,715
	Total Other Mortgage-Backed Securities (cost: $14,323,802)			8,728,121
	Total Long-Term Debt Securities (cost: $114,814,996)			110,792,037

Shares
Short-Term Securities (21.4%)
Investment Companies (21.4%)
5,605,209	Dreyfus Treasury Cash Management Fund, current rate 0.010%			5,605,209
6,550,000	Federated Government Obligations Fund, current rate 0.010%			6,550,000
11,800,000	JPMorgan U.S. Government Money Market Fund, current rate 0.000%			11,800,000
	Total Short-Term Securities (cost: $23,955,209)			23,955,209
	Total investments in securities (cost: $138,770,205) (l)			$134,747,246
	Liabilities in excess of cash and other assets (-20.4%)			(22,844,718)
	Total net assets (100.0%)			$111,902,528

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2011 the total cost of investments issued on a when-issued or forward commitment basis was $23,058,140.
(c)	Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2011.
(d)	Variable rate security.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)

Represents ownership in an illiquid security. (See note 5 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at March 31, 2011, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Asset Securitization Corp. - 144A Issue *	Various	622,325
BHN I Mortgage Fund - 144A Issue *	5/18/00	375
BHN I Mortgage Fund - 144A Issue *	9/6/02	1,073
BHN I Mortgage Fund - 144A Issue *	Various	61,027
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,071,041
GMAC Commercial Mortgage Sec. †	Various	25,372
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	410,769
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	876,073
Hometown Commercial Mortgage - 144A Issue *	11/28/06	1,214,527
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	3/22/10	487,051
Multi Security Asset Trust - 144A Issue *	2/24/05	331,164
Multi Security Asset Trust - 144A Issue *	2/24/05	646,056
RESI Finance LP - 144A Issue *	6/1/06	590,027
		$6,336,880

See accompanying notes to investments in securities.

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(i)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(j)	The Portfolio held 1.9% of net assets in foreign securities at March 31, 2011.
(k)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(l)	At March 31, 2011 the cost of securities for federal income tax purposes was $138,911,243. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$3,208,706
	Gross unrealized depreciation	(7,317,049)
	Net unrealized depreciation	$4,108,343

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (97.3%)
Consumer Discretionary (10.2%)
Auto Components (0.3%)
25,285	Johnson Controls, Inc.	$1,051,097
9,070	The Goodyear Tire & Rubber Co. (b)	135,869
		1,186,966
Automobiles (0.5%)
141,211	Ford Motor Co. (b)	2,105,456
8,792	Harley-Davidson, Inc.	373,572
		2,479,028
Distributors (0.1%)
5,885	Genuine Parts Co.	315,671
Diversified Consumer Services (0.1%)
4,595	Apollo Group, Inc. - Class A (b)	191,658
2,226	DeVry, Inc.	122,586
11,395	H&R Block, Inc.	190,752
		504,996
Hotels, Restaurants & Leisure (1.6%)
16,110	Carnival Corp.	617,980
5,155	Darden Restaurants, Inc.	253,265
11,154	International Game Technology	181,029
10,838	Marriott International, Inc. - Class A	385,616
38,947	McDonald’s Corp.	2,963,477
27,848	Starbucks Corp.	1,028,984
7,147	Starwood Hotels & Resorts Worldwide, Inc.	415,384
6,467	Wyndham Worldwide Corp.	205,715
2,874	Wynn Resorts Ltd.	365,716
17,450	Yum! Brands, Inc.	896,581
		7,313,747
Household Durables (0.4%)
10,490	DR Horton, Inc.	122,209
5,700	Fortune Brands, Inc.	352,773
2,561	Harman International Industries, Inc.	119,906
5,465	Leggett & Platt, Inc.	133,892
5,946	Lennar Corp. - Class A	107,742
10,848	Newell Rubbermaid, Inc.	207,522
12,549	Pulte Homes, Inc. (b)	92,863
6,207	Stanley Black & Decker, Inc.	475,456
2,890	Whirlpool Corp.	246,690
		1,859,053
Internet & Catalog Retail (0.9%)
13,301	Amazon.com, Inc. (b)	2,395,909
7,468	Expedia, Inc.	169,225
1,686	NetFlix, Inc. (b)	400,138
1,920	priceline.com, Inc. (b)	972,365
		3,937,637
Leisure Equipment & Products (0.1%)
5,077	Hasbro, Inc.	237,807
13,016	Mattel, Inc.	324,489
		562,296
Media (3.2%)
8,681	Cablevision Systems Corp.	300,449
25,101	CBS Corp. - Class B	628,529
103,648	Comcast Corp. - Class A (c)	2,562,179
10,511	Discovery Communications, Inc. (b)	419,389
8,947	Gannett Co., Inc.	136,263
18,262	Interpublic Group of Cos., Inc.	229,553
85,253	News Corp. - Class A	1,497,043
10,603	Omnicom Group, Inc.	520,183
3,367	Scripps Networks Interactive, Inc. - Class A	168,653
29,622	The DIRECTV Group, Inc. - Class A (b)	1,386,310
11,448	The McGraw-Hill Cos., Inc.	451,051
70,893	The Walt Disney Co.	3,054,779
220	The Washington Post Co. - Class B	96,263
12,819	Time Warner Cable, Inc. - Class A	914,508
40,796	Time Warner, Inc.	1,456,417
22,285	Viacom, Inc. - Class B	1,036,698
		14,858,267
Multiline Retail (0.7%)
2,787	Big Lots, Inc. (b)	121,039
4,685	Family Dollar Stores, Inc.	240,434
8,836	JC Penney Co., Inc.	317,301
10,915	Kohl’s Corp.	578,932
15,802	Macy’s, Inc.	383,357
6,266	Nordstrom, Inc.	281,218
1,651	Sears Holdings Corp. (b)	136,455
26,433	Target Corp.	1,321,914
		3,380,650

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Consumer Discretionary—continued
Specialty Retail (1.8%)
3,234	Abercrombie & Fitch Co. - Class A	$189,836
2,389	AutoNation, Inc. (b)	84,499
1,058	AutoZone, Inc. (b)	289,427
9,509	Bed Bath & Beyond, Inc. (b)	458,999
12,213	Best Buy Co., Inc.	350,757
8,420	CarMax, Inc. (b)	270,282
5,645	GameStop Corp. - Class A (b)	127,125
61,178	Home Depot, Inc.	2,267,257
51,516	Lowe’s Cos., Inc.	1,361,568
9,873	Ltd. Brands, Inc.	324,624
5,208	O’Reilly Automotive, Inc. (b)	299,252
3,948	RadioShack Corp.	59,259
4,445	Ross Stores, Inc.	316,128
26,858	Staples, Inc.	521,582
16,283	The Gap, Inc.	368,973
4,692	Tiffany & Co.	288,277
14,775	TJX Cos., Inc.	734,761
4,776	Urban Outfitters, Inc. (b)	142,468
		8,455,074
Textiles, Apparel & Luxury Goods (0.5%)
11,041	Coach, Inc.	574,574
14,290	NIKE, Inc. - Class B	1,081,753
2,457	Polo Ralph Lauren Corp.	303,808
3,198	VF Corp.	315,099
		2,275,234
Consumer Staples (9.9%)
Beverages (2.3%)
3,804	Brown-Forman Corp. - Class B	259,813
12,325	Coca-Cola Enterprises, Inc.	336,472
6,568	Constellation Brands, Inc. - Class A (b)	133,199
8,361	Dr Pepper Snapple Group, Inc.	310,695
5,913	Molson Coors Brewing Co. - Class B	277,261
59,225	PepsiCo, Inc.	3,814,682
85,648	The Coca-Cola Co.	5,682,745
		10,814,867
Food & Staples Retailing (2.2%)
16,296	Costco Wholesale Corp.	1,194,823
51,074	CVS Caremark Corp.	1,752,860
13,745	Safeway, Inc.	323,557
7,920	SUPERVALU, Inc.	70,725
21,752	Sysco Corp.	602,530
23,740	The Kroger Co.	569,048
73,134	Wal-Mart Stores, Inc.	3,806,625
34,434	Walgreen Co.	1,382,181
5,477	Whole Foods Market, Inc.	360,934
		10,063,283
Food Products (1.6%)
23,790	Archer-Daniels-Midland Co.	856,678
6,814	Campbell Soup Co.	225,612
16,265	ConAgra Foods, Inc.	386,294
6,825	Dean Foods Co. (b)	68,250
23,735	General Mills, Inc.	867,514
12,014	HJ Heinz Co.	586,523
5,160	Hormel Foods Corp.	143,654
9,404	Kellogg Co.	507,628
65,288	Kraft Foods, Inc. - Class A	2,047,432
4,944	McCormick & Co., Inc.	236,472
7,637	Mead Johnson Nutrition Co.	442,411
23,236	Sara Lee Corp.	410,580
5,770	The Hershey Co.	313,600
4,411	The JM Smucker Co.	314,901
11,133	Tyson Foods, Inc. - Class A	213,642
		7,621,191
Household Products (2.0%)
5,137	Clorox Co.	359,950
18,448	Colgate-Palmolive Co.	1,489,860
15,096	Kimberly-Clark Corp.	985,316
104,555	The Procter & Gamble Co.	6,440,588
		9,275,714
Personal Care (0.2%)
16,043	Avon Products, Inc.	433,803
4,313	The Estee Lauder Cos., Inc. - Class A	415,601
		849,404
Tobacco (1.6%)
78,095	Altria Group, Inc.	2,032,813
5,434	Lorillard, Inc.	516,284
67,088	Philip Morris International, Inc.	4,402,985
12,624	Reynolds American, Inc.	448,531
		7,400,613
Energy (12.9%)
Energy Equipment & Services (2.4%)
16,211	Baker Hughes, Inc.	1,190,374

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Energy—continued
9,120	Cameron International Corp. (b)	$520,752
2,596	Diamond Offshore Drilling, Inc.	201,709
4,445	FMC Technologies, Inc. (b)	419,964
34,096	Halliburton Co.	1,699,345
3,928	Helmerich & Payne, Inc.	269,814
10,682	Nabors Industries, Ltd. (b) (d)	324,519
15,719	National Oilwell Varco, Inc.	1,246,045
9,417	Noble Corp. (d)	429,603
4,688	Rowan Cos., Inc. (b)	207,116
50,807	Schlumberger, Ltd.	4,738,261
		11,247,502
Oil, Gas & Consumable Fuels (10.5%)
18,526	Anadarko Petroleum Corp.	1,517,650
14,289	Apache Corp.	1,870,716
3,905	Cabot Oil & Gas Corp. - Class A	206,848
24,549	Chesapeake Energy Corp.	822,882
74,940	Chevron Corp.	8,050,804
53,370	ConocoPhillips	4,262,128
8,445	Consol Energy, Inc.	452,905
14,970	Denbury Resources, Inc. (b)	365,268
15,940	Devon Energy Corp.	1,462,814
26,308	El Paso Corp.	473,544
9,494	EOG Resources, Inc.	1,125,134
5,568	EQT Corp.	277,843
185,108	Exxon Mobil Corp.	15,573,136
11,219	Hess Corp.	955,971
26,515	Marathon Oil Corp.	1,413,515
3,837	Massey Energy Co.	262,297
7,199	Murphy Oil Corp.	528,551
4,989	Newfield Exploration Co. (b)	379,214
6,556	Noble Energy, Inc.	633,637
30,344	Occidental Petroleum Corp.	3,170,645
10,100	Peabody Energy Corp.	726,796
4,386	Pioneer Natural Resources Co.	447,021
6,575	QEP Resources, Inc.	266,550
5,984	Range Resources Corp.	349,825
12,981	Southwestern Energy Co. (b)	557,794
24,213	Spectra Energy Corp.	658,109
4,467	Sunoco, Inc.	203,651
5,341	Tesoro Corp. (b)	143,299
21,883	The Williams Cos., Inc.	682,312
21,240	Valero Energy Corp.	633,377
		48,474,236
Financial (15.3%)
Capital Markets (2.3%)
9,202	Ameriprise Financial, Inc.	562,058
8,194	E*Trade Financial Corp. (b)	128,072
3,383	Federated Investors, Inc. - Class B	90,495
5,413	Franklin Resources, Inc.	677,058
17,186	Invesco, Ltd.	439,274
6,884	Janus Capital Group, Inc.	85,844
5,683	Legg Mason, Inc.	205,099
57,699	Morgan Stanley	1,576,337
9,038	Northern Trust Corp.	458,679
18,747	State Street Corp.	842,490
9,647	T Rowe Price Group, Inc.	640,754
46,358	The Bank of New York Mellon Corp.	1,384,713
37,284	The Charles Schwab Corp.	672,231
19,434	The Goldman Sachs Group, Inc.	3,079,706
		10,842,810
Commercial Banks (2.8%)
25,930	BB&T Corp.	711,778
6,598	Comerica, Inc.	242,279
34,260	Fifth Third Bancorp	475,529
9,816	First Horizon National Corp.	110,037
32,229	Huntington Bancshares, Inc.	214,001
35,558	KeyCorp	315,755
4,514	M&T Bank Corp.	399,354
19,789	Marshall & Ilsley Corp.	158,114
19,617	PNC Financial Services Group, Inc.	1,235,675
46,952	Regions Financial Corp.	340,871
20,013	SunTrust Banks, Inc.	577,175
71,747	US Bancorp	1,896,273
196,661	Wells Fargo & Co.	6,234,154
6,754	Zions Bancorporation	155,747
		13,066,742
Consumer Finance (0.7%)
39,051	American Express Co.	1,765,105
17,073	Capital One Financial Corp.	887,113
20,354	Discover Financial Services	490,938
19,669	SLM Corp. (b)	300,936
		3,444,092
Diversified Financial Services (4.1%)
377,830	Bank of America Corp.	5,036,474
1,084,683	Citigroup, Inc. (b)	4,794,299

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
2,502	CME Group, Inc.	$754,478
2,728	IntercontinentalExchange, Inc. (b)	337,017
148,707	JPMorgan Chase & Co.	6,855,395
7,388	Leucadia National Corp.	277,346
7,450	Moody’s Corp.	252,630
9,750	NYSE Euronext	342,907
5,555	The NASDAQ OMX Group, Inc. (b)	143,541
		18,794,087
Diversified REIT’s (0.1%)
6,080	Vornado Realty Trust	532,000
Industrial REIT’s (0.1%)
21,294	ProLogis	340,278
Insurance (3.7%)
12,526	ACE, Ltd. (d)	810,432
17,553	Aflac, Inc.	926,447
5,362	American International Group, Inc. (b)	188,421
12,434	AON Corp.	658,505
3,692	Assurant, Inc.	142,179
64,617	Berkshire Hathaway, Inc. - Class B (b)	5,403,920
11,021	Chubb Corp.	675,697
6,084	Cincinnati Financial Corp.	199,555
18,287	Genworth Financial, Inc. - Class A (b)	246,143
16,602	Hartford Financial Services Group, Inc.	447,092
11,789	Lincoln National Corp.	354,142
11,737	Loews Corp.	505,747
20,311	Marsh & McLennan Cos., Inc.	605,471
39,389	MetLife, Inc.	1,761,870
11,976	Principal Financial Group, Inc.	384,549
18,143	Prudential Financial, Inc.	1,117,246
19,776	The Allstate Corp.	628,481
24,639	The Progressive Corp.	520,622
16,091	The Travelers Cos., Inc.	957,093
2,896	Torchmark Corp.	192,526
11,560	Unum Group	303,450
11,610	XL Group PLC (d)	285,606
		17,315,194
Office REIT’s (0.1%)
5,326	Boston Properties, Inc.	505,171
Real Estate Management & Development (0.1%)
10,871	CB Richard Ellis Group, Inc. - Class A (b)	290,256
Residential REIT’s (0.2%)
4,341	Apartment Investment & Management Co. - Class A	110,565
3,242	AvalonBay Communities, Inc.	389,300
10,974	Equity Residential	619,043
		1,118,908
Retail REIT’s (0.3%)
15,172	Kimco Realty Corp.	278,255
11,134	Simon Property Group, Inc.	1,193,119
		1,471,374
Specialized REIT’s (0.7%)
14,978	HCP, Inc.	568,265
6,575	Health Care REIT, Inc.	344,793
25,313	Host Hotels & Resorts, Inc.	445,762
6,041	Plum Creek Timber Co., Inc.	263,448
5,209	Public Storage	577,730
6,082	Ventas, Inc.	330,253
20,054	Weyerhaeuser Co.	493,320
		3,023,571
Thrifts & Mortgage Finance (0.1%)
19,662	Hudson City Bancorp, Inc.	190,328
13,513	People’s United Financial, Inc.	169,994
		360,322
Health Care (10.8%)
Biotechnology (1.2%)
34,809	Amgen, Inc. (b)	1,860,541
8,958	Biogen Idec, Inc. (b)	657,428
17,355	Celgene Corp. (b)	998,433
2,843	Cephalon, Inc. (b)	215,443
8,233	Genzyme Corp. (b)	626,943
29,687	Gilead Sciences, Inc. (b)	1,259,916
		5,618,704
Health Care Equipment & Supplies (1.8%)
21,630	Baxter International, Inc.	1,163,045
8,254	Becton Dickinson and Co.	657,183
56,868	Boston Scientific Corp. (b)	408,881
8,327	CareFusion Corp. (b)	234,821
18,435	Covidien PLC (d)	957,514

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Health Care—continued
3,175	CR Bard, Inc.	$315,309
5,301	DENTSPLY International, Inc.	196,084
4,290	Edwards Lifesciences Corp. (b)	373,230
1,445	Intuitive Surgical, Inc. (b)	481,850
39,920	Medtronic, Inc.	1,570,852
12,152	St Jude Medical, Inc.	622,912
12,561	Stryker Corp.	763,709
4,423	Varian Medical Systems, Inc. (b)	299,172
7,172	Zimmer Holdings, Inc. (b)	434,121
		8,478,683
Health Care Providers & Services (2.0%)
14,353	Aetna, Inc.	537,233
10,232	AmerisourceBergen Corp.	404,778
13,056	Cardinal Health, Inc.	536,993
10,125	CIGNA Corp.	448,335
5,544	Coventry Health Care, Inc. (b)	176,798
3,557	DaVita, Inc. (b)	304,159
19,721	Express Scripts, Inc. (b)	1,096,685
6,292	Humana, Inc. (b)	440,062
3,733	Laboratory Corp. of America Holdings (b)	343,921
9,492	McKesson Corp.	750,343
15,098	Medco Health Solutions, Inc. (b)	847,904
3,524	Patterson Cos., Inc.	113,437
5,776	Quest Diagnostics, Inc.	333,391
18,140	Tenet Healthcare Corp. (b)	135,143
40,828	UnitedHealth Group, Inc.	1,845,426
14,018	WellPoint, Inc.	978,316
		9,292,924
Health Care Technology (0.1%)
2,650	Cerner Corp. (b)	294,680
Life Sciences Tools & Services (0.5%)
12,883	Agilent Technologies, Inc. (b)	576,901
6,719	Life Technologies Corp. (b)	352,210
4,232	PerkinElmer, Inc.	111,175
14,581	Thermo Fisher Scientific, Inc. (b)	809,974
3,439	Waters Corp. (b)	298,849
		2,149,109
Pharmaceuticals (5.2%)
57,772	Abbott Laboratories	2,833,717
11,411	Allergan, Inc.	810,409
63,552	Bristol-Myers Squibb Co.	1,679,679
38,030	Eli Lilly & Co.	1,337,515
10,680	Forest Laboratories, Inc. (b)	344,964
6,221	Hospira, Inc. (b)	343,399
102,107	Johnson & Johnson	6,049,840
115,093	Merck & Co., Inc.	3,799,220
16,315	Mylan, Inc. (b)	369,861
298,467	Pfizer, Inc.	6,061,865
4,725	Watson Pharmaceuticals, Inc. (b)	264,647
		23,895,116
Industrials (10.9%)
Aerospace & Defense (2.7%)
13,913	General Dynamics Corp.	1,065,179
4,654	Goodrich Corp.	398,056
29,272	Honeywell International, Inc.	1,747,831
6,857	ITT Corp.	411,763
4,199	L-3 Communications Holdings, Inc.	328,824
10,710	Lockheed Martin Corp.	861,084
10,875	Northrop Grumman Corp.	681,971
5,421	Precision Castparts Corp.	797,863
13,427	Raytheon Co.	683,031
5,789	Rockwell Collins, Inc.	375,301
27,486	The Boeing Co.	2,032,040
34,361	United Technologies Corp.	2,908,659
		12,291,602
Air Freight & Logistics (1.0%)
6,199	CH Robinson Worldwide, Inc.	459,532
7,921	Expeditors International of Washington, Inc.	397,159
11,760	FedEx Corp.	1,100,148
36,850	United Parcel Service, Inc. - Class B	2,738,692
		4,695,531
Airlines (0.1%)
27,907	Southwest Airlines Co.	352,465
Building Products (0.0%)
13,368	Masco Corp.	186,082
Commercial Services & Supplies (0.5%)
3,989	Avery Dennison Corp.	167,379
4,705	Cintas Corp.	142,420
7,473	Iron Mountain, Inc.	233,382
7,607	Pitney Bowes, Inc.	195,424
11,469	Republic Services, Inc.	344,529
7,709	RR Donnelley & Sons Co.	145,854
3,151	Stericycle, Inc. (b)	279,399

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Industrials—continued
17,750	Waste Management, Inc.	$662,785
		2,171,172
Construction & Engineering (0.2%)
6,591	Fluor Corp.	485,493
4,659	Jacobs Engineering Group, Inc. (b)	239,613
8,045	Quanta Services, Inc. (b)	180,449
		905,555
Electrical Equipment (0.5%)
28,151	Emerson Electric Co.	1,644,863
5,290	Rockwell Automation, Inc.	500,698
3,599	Roper Industries, Inc.	311,170
		2,456,731
Industrial Conglomerates (2.5%)
26,572	3M Co.	2,484,482
396,396	General Electric Co.	7,947,740
10,304	Textron, Inc.	282,227
17,685	Tyco International Ltd. (d)	791,757
		11,506,206
Machinery (2.4%)
23,848	Caterpillar, Inc.	2,655,475
7,386	Cummins, Inc.	809,653
20,178	Danaher Corp.	1,047,238
15,718	Deere & Co.	1,522,917
6,964	Dover Corp.	457,814
12,694	Eaton Corp.	703,756
2,069	Flowserve Corp.	266,487
18,606	Illinois Tool Works, Inc.	999,514
12,316	Ingersoll-Rand PLC (d)	594,986
3,920	Joy Global, Inc.	387,335
13,638	PACCAR, Inc.	713,949
4,276	Pall Corp.	246,340
6,033	Parker Hannifin Corp.	571,205
2,138	Snap-On, Inc.	128,408
		11,105,077
Professional Services (0.1%)
1,839	Dun & Bradstreet Corp.	147,561
4,581	Equifax, Inc.	177,972
5,461	Robert Half International, Inc.	167,107
		492,640
Road & Rail (0.8%)
13,826	CSX Corp.	1,086,724
13,294	Norfolk Southern Corp.	920,875
1,849	Ryder System, Inc.	93,559
18,330	Union Pacific Corp.	1,802,389
		3,903,547
Trading Companies & Distributors (0.1%)
5,504	Fastenal Co.	356,824
2,155	WW Grainger, Inc.	296,701
		653,525
Information Technology (17.6%)
Communications Equipment (2.0%)
206,364	Cisco Systems, Inc.	3,539,142
3,042	F5 Networks, Inc. (b)	312,018
4,776	Harris Corp.	236,890
8,363	JDS Uniphase Corp. (b)	174,285
19,887	Juniper Networks, Inc. (b)	836,845
10,984	Motorola Mobility Holdings, Inc. (b)	268,010
12,569	Motorola Solutions, Inc. (b)	561,709
61,362	QUALCOMM, Inc.	3,364,478
13,537	Tellabs, Inc.	70,934
		9,364,311
Computers & Peripherals (4.3%)
34,392	Apple, Inc. (b) (c)	11,983,892
62,691	Dell, Inc. (b)	909,647
77,222	EMC Corp. (b)	2,050,244
81,177	Hewlett-Packard Co.	3,325,822
2,932	Lexmark International, Inc. - Class A (b)	108,601
13,738	NetApp, Inc. (b)	661,897
8,814	SanDisk Corp. (b)	406,237
8,635	Western Digital Corp. (b)	321,999
		19,768,339
Electronic Equipment, Instruments & Components (0.4%)
6,537	Amphenol Corp. - Class A	355,547
58,449	Corning, Inc.	1,205,803
5,905	FLIR Systems, Inc.	204,372
7,319	Jabil Circuit, Inc.	149,527
5,091	Molex, Inc.	127,886
		2,043,135
Internet Software & Services (1.8%)
6,931	Akamai Technologies, Inc. (b)	263,378
42,652	eBay, Inc. (b)	1,323,918
9,363	Google, Inc. - Class A (b)	5,488,684
4,842	Monster Worldwide, Inc. (b)	76,988

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Information Technology—continued
6,437	VeriSign, Inc.	$233,084
48,881	Yahoo!, Inc. (b)	813,869
		8,199,921
IT Services (3.0%)
18,531	Automatic Data Processing, Inc.	950,826
11,357	Cognizant Technology Solutions Corp. - Class A (b)	924,460
5,772	Computer Sciences Corp.	281,269
9,939	Fidelity National Information Services, Inc.	324,906
5,453	Fiserv, Inc. (b)	342,012
45,526	International Business Machines Corp.	7,423,925
3,664	Mastercard, Inc. - Class A	922,302
12,016	Paychex, Inc.	376,822
10,965	SAIC, Inc. (b)	185,528
6,267	Teradata Corp. (b)	317,737
24,144	The Western Union Co.	501,471
6,064	Total System Services, Inc.	109,273
18,091	Visa, Inc. - Class A	1,331,859
		13,992,390
Office Electronics (0.1%)
52,242	Xerox Corp.	556,377
Semiconductors & Semiconductor Equipment (2.4%)
21,487	Advanced Micro Devices, Inc. (b)	184,788
11,881	Altera Corp.	523,002
11,184	Analog Devices, Inc.	440,426
49,254	Applied Materials, Inc.	769,347
17,753	Broadcom Corp. - Class A	699,113
2,032	First Solar, Inc. (b)	326,827
204,871	Intel Corp.	4,132,248
6,242	KLA-Tencor Corp.	295,683
8,468	Linear Technology Corp.	284,779
22,997	LSI Corp. (b)	156,380
8,544	MEMC Electronic Materials, Inc. (b)	110,730
7,001	Microchip Technology, Inc.	266,108
32,017	Micron Technology, Inc. (b)	366,915
9,002	National Semiconductor Corp.	129,089
3,304	Novellus Systems, Inc. (b)	122,677
21,689	NVIDIA Corp. (b)	400,379
6,895	Teradyne, Inc. (b)	122,800
43,753	Texas Instruments, Inc.	1,512,104
9,745	Xilinx, Inc.	319,636
		11,163,031
Software (3.6%)
18,893	Adobe Systems, Inc. (b)	626,492
8,543	Autodesk, Inc. (b)	376,832
6,653	BMC Software, Inc. (b)	330,920
14,280	CA, Inc.	345,290
7,004	Citrix Systems, Inc. (b)	514,514
8,166	Compuware Corp. (b)	94,317
12,480	Electronic Arts, Inc. (b)	243,734
10,166	Intuit, Inc. (b)	539,815
276,027	Microsoft Corp.	7,000,045
13,124	Novell, Inc. (b)	77,825
145,230	Oracle Corp.	4,846,325
7,144	Red Hat, Inc. (b)	324,266
4,479	Salesforce.com, Inc. (b)	598,305
28,492	Symantec Corp. (b)	528,242
		16,446,922
Materials (3.6%)
Chemicals (2.1%)
8,023	Air Products & Chemicals, Inc.	723,514
2,744	Airgas, Inc.	182,257
2,704	CF Industries Holdings, Inc.	369,880
2,641	Eastman Chemical Co.	262,304
8,685	Ecolab, Inc.	443,109
34,405	EI du Pont de Nemours & Co.	1,891,243
2,710	FMC Corp.	230,160
2,977	International Flavors & Fragrances, Inc.	185,467
20,035	Monsanto Co.	1,447,729
5,995	PPG Industries, Inc.	570,784
11,323	Praxair, Inc.	1,150,417
4,497	Sigma-Aldrich Corp.	286,189
43,599	The Dow Chemical Co.	1,645,862
3,370	The Sherwin-Williams Co.	283,046
		9,671,961
Construction Materials (0.0%)
4,767	Vulcan Materials Co.	217,375
Containers & Packaging (0.2%)
6,316	Ball Corp.	226,429
3,954	Bemis Co., Inc.	129,731
6,111	Owens-Illinois, Inc. (b)	184,491
5,947	Sealed Air Corp.	158,547
		699,198

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Materials—continued
Metals & Mining (1.2%)
4,105	AK Steel Holding Corp.	$64,777
39,670	Alcoa, Inc.	700,175
3,648	Allegheny Technologies, Inc.	247,043
5,049	Cliffs Natural Resources, Inc.	496,216
35,333	Freeport-McMoRan Copper & Gold, Inc.	1,962,748
18,414	Newmont Mining Corp.	1,005,036
11,792	Nucor Corp.	542,668
3,362	Titanium Metals Corp. (b)	62,466
5,359	United States Steel Corp.	289,064
		5,370,193
Paper & Forest Products (0.1%)
16,415	International Paper Co.	495,405
6,285	MeadWestvaco Corp.	190,624
		686,029
Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
220,678	AT&T, Inc.	6,752,747
11,408	CenturyLink, Inc.	474,002
37,098	Frontier Communications Corp.	304,946
65,056	Qwest Communications International, Inc.	444,332
105,574	Verizon Communications, Inc.	4,068,822
18,825	Windstream Corp.	242,278
		12,287,127
Wireless Telecommunication Services (0.3%)
14,843	American Tower Corp. - Class A (b)	769,165
9,851	MetroPCS Communications, Inc. (b)	159,980
111,630	Sprint Nextel Corp. (b)	517,963
		1,447,108
Utilities (3.1%)
Electric Utilities (1.6%)
17,948	American Electric Power Co., Inc.	630,693
49,617	Duke Energy Corp.	900,548
12,162	Edison International	445,008
6,684	Entergy Corp.	449,232
24,707	Exelon Corp.	1,018,917
15,612	FirstEnergy Corp.	579,049
15,707	NextEra Energy, Inc.	865,770
6,589	Northeast Utilities	227,979
8,402	Pepco Holdings, Inc.	156,697
4,023	Pinnacle West Capital Corp.	172,144
18,082	PPL Corp.	457,475
10,958	Progress Energy, Inc.	505,602
31,567	Southern Co.	1,203,018
		7,612,132
Gas Utilities (0.1%)
1,643	Nicor, Inc.	88,229
4,001	Oneok, Inc.	267,587
		355,816
Independent Power Producers & Energy Traders (0.2%)
7,460	Constellation Energy Group, Inc.	232,230
9,240	NRG Energy, Inc. (b)	199,030
24,717	The AES Corp. (b)	321,321
		752,581
Multi-Utilities (1.2%)
8,979	Ameren Corp.	252,040
15,859	CenterPoint Energy, Inc.	278,484
9,412	CMS Energy Corp.	184,852
10,899	Consolidated Edison, Inc.	552,797
21,683	Dominion Resources, Inc.	969,230
6,325	DTE Energy Co.	309,672
2,906	Integrys Energy Group, Inc.	146,782
10,426	NiSource, Inc.	199,971
14,792	PG&E Corp.	653,510
18,890	Public Service Enterprise Group, Inc.	595,224
4,156	SCANA Corp.	163,622
8,978	Sempra Energy	480,323
8,022	TECO Energy, Inc.	150,493
8,726	Wisconsin Energy Corp.	266,143
18,019	Xcel Energy, Inc.	430,474
		5,633,617
Total Common Stocks (cost: $203,821,323)		450,697,146

Warrants (0.0%)
Financial (0.0%)
Insurance (0.0%)
1	American International Group, Inc. (b)	11

Total Warrants (cost: $15)		11

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (2.7%)
Investment Companies (2.7%)
1,400,000	JPMorgan U.S. Government Money Market Fund, current rate 0.000%	$1,400,000
10,843,252	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	10,843,252
	Total Short-Term Securities (cost: $12,243,252)	12,243,252
	Total investments in securities (cost: $216,064,590) (e)	$462,940,409
	Cash and other assets in excess of liabilities (0.0%)	82,360
	Total net assets (100.0%)	$463,022,769

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2011, securities with an aggregate market value of $12,369,300 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Future	June 2011	178	Long	$341,733	$—
		178		$341,733	$—

(d)	The Portfolio held 0.9% of net assets in foreign securities at March 31, 2011.
(e)	At March 31, 2011 the cost of securities for federal income tax purposes was $219,208,003. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$255,199,503
	Gross unrealized depreciation	(11,467,097)
	Net unrealized appreciation	$243,732,406

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal(b)		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (77.1%)
Argentina (1.3%)
Government (1.3%)
6,030,000	Argentina Bonos (USD) (c)	0.467%	08/03/12	$1,463,908
Australia (9.6%)
Government (9.6%)
2,500,000	Australia Government Bond (AUD)	5.750%	04/15/12	2,609,961
160,000	New South Wales Treasury Corp. (AUD)	5.500%	08/01/13	166,497
1,440,000	New South Wales Treasury Corp. (AUD)	5.500%	03/01/17	1,481,666
520,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	543,657
305,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	318,829
1,400,000	Queensland Treasury Corp. (AUD)	6.000%	06/14/11	1,451,096
1,325,000	Queensland Treasury Corp. (AUD)	6.000%	08/14/13	1,398,188
585,000	Queensland Treasury Corp. (AUD)	6.000%	09/14/17	615,625
90,000	Queensland Treasury Corp. - 144A Issue (NZD) (d)	7.125%	09/18/17	74,389
2,345,000	Western Australia Treasury Corp. (AUD)	5.500%	07/17/12	2,440,092
150,000	Western Australia Treasury Corp. (AUD)	8.000%	06/15/13	164,172
				11,264,172
Brazil (6.2%)
Government (6.2%)
2,125,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/15	2,594,816
2,000,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/45	2,562,293
495,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/12	299,574
3,300,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/17	1,799,395
				7,256,078
Canada (0.1%)
Government (0.1%)
145,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	117,091
France (1.1%)
Government (1.1%)
830,000	France Government Bond OAT (EUR)	4.250%	10/25/17	1,244,596
Hungary (2.4%)
Government (2.4%)
30,000	Hungary Government International Bond (EUR)	3.500%	07/18/16	38,473
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	182,000
175,000	Hungary Government International Bond (EUR)	4.375%	07/04/17	228,475
530,000	Hungary Government International Bond (EUR)	5.750%	06/11/18	740,992
735,000	Hungary Government International Bond (USD)	6.250%	01/29/20	747,862
810,000	Hungary Government International Bond (USD)	6.375%	03/29/21	810,810
				2,748,612
Indonesia (6.5%)
Government (6.5%)
18,680,000,000	Indonesia Treasury Bond (IDR)	9.500%	07/15/23	2,289,910
1,959,000,000	Indonesia Treasury Bond (IDR)	10.000%	09/15/24	246,819

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Indonesia—continued
Government—continued
2,155,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/22	$280,954
17,010,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/27	2,128,945
6,128,000,000	Indonesia Treasury Bond (IDR)	11.000%	11/15/20	842,531
8,576,000,000	Indonesia Treasury Bond (IDR)	12.800%	06/15/21	1,302,400
3,361,000,000	Indonesia Treasury Bond (IDR)	12.900%	06/15/22	512,048
				7,603,607
Israel (1.2%)
Government (1.2%)
4,440,000	Israel Government Bond - Shahar (ILS)	7.000%	04/29/11	1,364,227
Lithuania (2.0%)
Government (2.0%)
100,000	Lithuania Government International Bond - 144A Issue (USD) (d)	6.125%	03/09/21	102,100
1,130,000	Republic of Lithuania - 144A Issue (USD) (d)	6.750%	01/15/15	1,229,970
900,000	Republic of Lithuania - 144A Issue (USD) (d)	7.375%	02/11/20	1,001,958
				2,334,028
Malaysia (1.6%)
Government (1.6%)
3,135,000	Malaysia Government Bond (MYR)	2.509%	08/27/12	1,028,019
90,000	Malaysia Government Bond (MYR)	2.711%	02/14/12	29,700
870,000	Malaysia Government Bond (MYR)	3.718%	06/15/12	289,844
1,655,000	Malaysia Government Bond (MYR)	3.756%	04/28/11	547,109
				1,894,672
Mexico (6.7%)
Government (6.7%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	433,433
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	627,496
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,321,567
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	213,107
10,510,000	Mexican Bonos (MXN)	9.000%	06/20/13	938,086
33,300,000	Mexican Bonos (MXN)	10.000%	12/05/24	3,303,922
				7,837,611
Netherlands (1.5%)
Government (1.5%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,801,552
Norway (3.6%)
Government (3.6%)
22,970,000	Norway Government Bond (NOK)	6.000%	05/16/11	4,169,625
Philippines (0.2%)
Government (0.2%)
440,000	Philippine Government Bond (PHP)	5.250%	01/07/13	10,377
4,080,000	Philippine Government Bond (PHP)	5.750%	02/21/12	96,567

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Philippines—continued
Government—continued
3,100,000	Philippine Government Bond (PHP)	8.750%	03/03/13	$77,488
				184,432
Poland (6.7%)
Government (6.7%)
40,000	Poland Government Bond (PLN)	0.000%	07/25/12	13,252
1,090,000	Poland Government Bond (PLN) (e)	4.617%	01/25/13	351,236
555,000	Poland Government Bond (PLN) (e)	4.647%	10/25/12	181,295
6,505,000	Poland Government Bond (PLN)	4.750%	04/25/12	2,291,775
130,000	Poland Government Bond (PLN)	5.250%	04/25/13	45,947
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	619,630
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	1,969,502
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	518,330
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	1,891,658
				7,882,625
Qatar (0.7%)
Government (0.7%)
770,000	Qatar Government International Bond - 144A Issue (USD) (d)	6.550%	04/09/19	868,175
Russia (3.1%)
Government (3.1%)
3,079,400	Russian Foreign Bond - 144A Issue (USD) (d)	7.500%	03/31/30	3,598,279
South Africa (2.0%)
Government (2.0%)
560,000	South Africa Government International Bond (USD)	5.500%	03/09/20	592,900
1,475,000	South Africa Government International Bond (USD)	6.875%	05/27/19	1,712,844
				2,305,744
South Korea (11.2%)
Government (11.2%)
1,192,000,000	Korea Treasury Bond (KRW)	3.750%	06/10/13	1,087,926
2,580,800,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	2,364,772
125,000,000	Korea Treasury Bond (KRW)	4.250%	12/10/12	115,128
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	2,051,939
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,899,451
272,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	255,868
1,376,610,000	Korea Treasury Bond (KRW)	5.500%	06/10/11	1,260,178
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,074,434
				13,109,696
Sri Lanka (1.7%)
Government (1.7%)
60,000	Sri Lanka Government Bonds (LKR) (f)	6.500%	07/15/15	497
140,000	Sri Lanka Government Bonds (LKR) (f)	7.000%	03/01/14	1,227
82,800,000	Sri Lanka Government Bonds (LKR) (f)	11.000%	08/01/15	804,876
120,750,000	Sri Lanka Government Bonds (LKR) (f)	11.000%	09/01/15	1,174,347

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Sri Lanka—continued
Government—continued
4,370,000	Sri Lanka Government Bonds (LKR) (f)	12.000%	07/15/11	$40,123
				2,021,070
Supra-National (0.7%)
Government (0.7%)
640,000	Corp. Andina de Fomento (USD)	8.125%	06/04/19	769,128
Sweden (1.9%)
Government (1.9%)
13,625,000	Sweden Government Bond (SEK)	5.500%	10/08/12	2,260,466
Ukraine (0.4%)
Government (0.4%)
410,000	Ukraine Government International Bond - 144A Issue (USD) (d)	7.950%	02/23/21	422,812
United Arab Emirates (0.8%)
Government (0.8%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (d)	6.750%	04/08/19	874,000
United States (2.4%)
Government (2.4%)
15,000	Alabama State University (USD)	5.000%	09/01/29	15,205
50,000	City of Philadelphia (USD)	5.000%	08/01/24	50,437
50,000	County of Bexar (USD)	5.250%	08/15/47	51,068
75,000	Illinois Municipal Electric Agency (USD)	5.000%	02/01/35	72,561
100,000	North Carolina Eastern Municipal Power Agency (USD)	5.250%	01/01/19	107,742
85,000	State of California (USD)	5.000%	04/01/38	75,676
200,000	State of California (USD)	5.125%	04/01/33	189,766
1,550,000	State of California (USD)	6.000%	04/01/38	1,580,488
275,000	State of California (USD)	7.625%	03/01/40	300,836
230,000	State of California (USD)	7.500%	04/01/34	247,512
120,000	Tarrant County Cultural Education Facilities Finance Corp. (USD)	6.250%	07/01/28	128,642
				2,819,933
Venezuela (0.7%)
Energy (0.0%)
25,000	Petroleos de Venezuela SA (USD) (e)	13.962%	07/10/11	24,437
Government (0.7%)
35,000	Venezuela Government International Bond (USD) (c)	1.303%	04/20/11	34,895
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	783,120
				818,015
Vietnam (0.8%)
Government (0.8%)
880,000	Socialist Republic of Vietnam - 144A Issue (USD) (d)	6.750%	01/29/20	913,000
	Total Long-Term Debt Securities (cost: $80,224,806)			89,971,591

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Short-Term Securities (20.7%)
Egypt (4.3%)
1,000,000	Egypt Treasury Bills (EGP) (e)	9.728%	04/12/11	$167,397
325,000	Egypt Treasury Bills (EGP) (e)	9.766%	04/05/11	54,453
475,000	Egypt Treasury Bills (EGP) (e)	9.951%	05/03/11	78,995
500,000	Egypt Treasury Bills (EGP) (e)	10.041%	05/31/11	82,440
400,000	Egypt Treasury Bills (EGP) (e)	10.055%	06/07/11	65,804
22,200,000	Egypt Treasury Bills (EGP) (e)	10.093%	08/09/11	3,578,746
250,000	Egypt Treasury Bills (EGP) (e)	10.132%	07/12/11	40,679
1,500,000	Egypt Treasury Bills (EGP) (e)	10.292%	11/08/11	234,508
225,000	Egypt Treasury Bills (EGP) (e)	10.400%	09/20/11	35,750
925,000	Egypt Treasury Bills (EGP) (e)	10.405%	01/17/12	141,416
1,000,000	Egypt Treasury Bills (EGP) (e)	10.488%	12/06/11	154,946
1,450,000	Egypt Treasury Bills (EGP) (e)	10.605%	01/17/12	221,679
850,000	Egypt Treasury Bills (EGP) (e) (f)	11.911%	08/16/11	136,426
				4,993,239
Great Britain (4.3%)
982,000	United Kingdom Gilt (GBP)	3.250%	12/07/11	1,600,998
337,000	United Kingdom Gilt (GBP)	5.000%	03/07/12	560,678
230,000	United Kingdom Gilt (GBP)	9.000%	07/12/11	377,405
247,000	United Kingdom Treasury Bill (GBP) (e) (f)	0.583%	08/01/11	395,011
1,170,000	United Kingdom Treasury Bill (GBP) (e) (f)	0.603%	07/25/11	1,871,320
128,000	United Kingdom Treasury Bill (GBP) (e) (f)	0.639%	08/08/11	204,674
				5,010,086
Israel (1.2%)
2,457,000	Israel Treasury Bill - Makam (ILS) (e)	2.117%	07/06/11	701,737
110,000	Israel Treasury Bill - Makam (ILS) (e)	2.139%	06/01/11	31,512
962,000	Israel Treasury Bill - Makam (ILS) (e) (f)	2.176%	08/03/11	273,824
40,000	Israel Treasury Bill - Makam (ILS) (e) (f)	2.205%	09/07/11	11,350
1,195,000	Israel Treasury Bill - Makam (ILS) (e) (f)	2.300%	10/05/11	338,193
				1,356,616
Malaysia (2.9%)
880,000	Bank Negara Malaysia Monetary Notes (MYR)	0.010%	10/04/11	286,347
1,825,000	Bank Negara Malaysia Monetary Notes (MYR)	0.010%	12/01/11	591,196
530,000	Bank Negara Malaysia Monetary Notes (MYR)	0.010%	02/21/12	170,640
360,000	Bank Negara Malaysia Monetary Notes (MYR)	0.298%	03/29/12	115,697
2,630,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	02/09/12	847,514
510,000	Bank Negara Malaysia Monetary Notes (MYR) (e) (f)	2.750%	08/23/11	166,540
265,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	09/15/11	86,358
2,620,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.771%	12/15/11	847,836
310,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.792%	08/25/11	101,189
250,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.813%	10/13/11	81,350
160,000	Malaysia Treasury Bill (MYR) (e)	2.750%	09/06/11	52,178
160,000	Malaysia Treasury Bill (MYR) (e)	2.750%	02/24/12	51,503
				3,398,348

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Philippines (0.1%)
690,000	Philippine Treasury Bill (PHP) (e)	2.378%	08/10/11	$15,762
870,000	Philippine Treasury Bills (PHP) (e)	1.913%	11/29/11	19,654
1,260,000	Philippine Treasury Bills (PHP) (e)	1.933%	11/16/11	28,600
320,000	Philippine Treasury Bills (PHP) (e) (f)	2.499%	02/22/12	7,190
50,000	Philippine Treasury Bills (PHP) (e)	2.543%	10/19/11	1,146
940,000	Philippine Treasury Bills (PHP) (e)	2.619%	02/08/12	21,214
				93,566
Sri Lanka (0.0%)
140,000	Sri Lanka Treasury Bills (LKR) (e) (f)	8.959%	07/08/11	1,244
Sweden (1.8%)
13,810,000	Sweden Treasury Bill (SEK) (e)	1.937%	09/21/11	2,169,180
United States (1.7%)
2,030,000	Federal Home Loan Bank (e)	0.001%	04/01/11	2,030,000

Shares
Investment Company (4.4%)
United States (4.4%)
5,131,727	Dreyfus Treasury Cash Management Fund, current rate 0.010%	5,131,727
	Total Short-Term Securities (cost: $24,316,690)	24,184,006
	Total investments in securities (cost: $104,541,496) (g)	$114,155,597
	Cash and other assets in excess of liabilities (2.2%)	2,549,754
	Total net assets (100.0%)	$116,705,351

Forward Foreign Currency Contracts

On March 31, 2011, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
04/04/11	194,914	USD	102,330,000	CLP	$18,651	$—	Deutsche Bank AG
04/07/11	301,000	EUR	406,621	USD	—	20,504	UBS AG
04/07/11	502,000	EUR	678,368	USD	—	33,980	Deutsche Bank AG
04/07/11	602,000	EUR	813,561	USD	—	40,689	HSBC Bank PLC
04/11/11	224,810	USD	10,203,000	INR	3,726	—	Deutsche Bank AG
04/12/11	482,045	USD	21,880,000	INR	7,953	—	Deutsche Bank AG
04/13/11	324,702	USD	14,696,000	INR	4,350	—	JPMorgan Chase (Singapore)
04/13/11	244,000	EUR	328,692	USD	—	17,509	UBS AG
04/14/11	381,000	EUR	520,118	USD	—	20,457	HSBC Bank PLC
04/15/11	318,736	USD	14,426,000	INR	4,150	—	JPMorgan Chase (Singapore)
04/19/11	158,548	USD	7,206,000	INR	2,618	—	JPMorgan Chase (Singapore)

See accompanying notes to investments in securities.

04/19/11	123,501	USD	402,984	MYR	9,422	—	JPMorgan Chase (Singapore)
04/19/11	111,410	USD	5,058,000	INR	1,715	—	Deutsche Bank AG
04/20/11	12,300,000	JPY	134,201	USD	—	14,219	Citibank NA
04/20/11	12,300,000	JPY	134,130	USD	—	14,290	UBS AG
04/22/11	355,658	USD	1,155,000	MYR	25,242	—	JPMorgan Chase (Singapore)
04/25/11	300,251	USD	157,710,000	CLP	28,299	—	Morgan Stanley and Co., Inc.
04/26/11	226,253	USD	10,247,000	INR	2,628	—	Deutsche Bank AG
04/27/11	89,906	USD	47,223,000	CLP	8,455	—	JPMorgan Chase Bank NA
04/27/11	32,259	USD	1,462,000	INR	390	—	JPMorgan Chase (Singapore)
04/28/11	160,040	USD	7,253,000	INR	1,906	—	JPMorgan Chase (Singapore)
04/28/11	145,822	USD	76,119,000	CLP	12,713	—	Citibank NA
04/29/11	160,265	USD	7,260,000	INR	1,807	—	JPMorgan Chase (Singapore)
05/04/11	200,000	NZD	154,720	USD	2,468	—	Deutsche Bank AG
05/10/11	97,928	USD	52,000,000	CLP	10,260	—	Deutsche Bank AG
05/10/11	19,620,000	JPY	219,635	USD	—	17,140	Deutsche Bank AG
05/10/11	29,331,000	JPY	329,451	USD	—	24,517	UBS AG
05/10/11	29,346,000	JPY	329,458	USD	—	24,692	Citibank NA
05/24/11	291,452	EUR	1,238,000	PLN	20,959	—	Morgan Stanley and Co., Inc.
06/01/11	292,172	USD	13,884,000	INR	15,906	—	Deutsche Bank AG
06/03/11	281,995	USD	13,595,000	INR	19,560	—	HSBC Bank PLC
06/03/11	42,695	USD	2,037,000	INR	2,488	—	HSBC Bank PLC
06/03/11	8,636	USD	412,000	INR	503	—	HSBC Bank PLC
06/07/11	242,301	EUR	1,011,000	PLN	10,718	—	Deutsche Bank AG
06/07/11	229,119	EUR	956,000	PLN	10,135	—	Deutsche Bank AG
06/07/11	140,629	USD	6,798,000	INR	10,048	—	Deutsche Bank AG
06/07/11	92,086	EUR	384,000	PLN	3,993	—	Citibank NA
06/07/11	70,935	USD	3,429,000	INR	5,068	—	Deutsche Bank AG
06/08/11	57,317	USD	2,730,000	INR	3,181	—	HSBC Bank PLC
06/10/11	57,603	USD	2,769,000	INR	3,735	—	Deutsche Bank AG
06/13/11	143,357	USD	6,890,000	INR	9,180	—	HSBC Bank PLC
06/16/11	145,374	USD	6,930,000	INR	7,957	—	Deutsche Bank AG
06/20/11	132,598	USD	6,313,000	INR	6,972	—	Deutsche Bank AG
06/22/11	119,295	USD	5,688,000	INR	6,408	—	JPMorgan Chase (Singapore)
06/24/11	182,390	USD	8,607,000	INR	7,747	—	Deutsche Bank AG
06/27/11	121,659	USD	5,780,000	INR	5,952	—	HSBC Bank PLC
06/29/11	390,493	EUR	3,754,000	SEK	39,255	—	UBS AG
06/29/11	284,210	EUR	2,726,000	SEK	27,584	—	UBS AG
07/11/11	117,814	USD	5,714,000	INR	8,008	—	Deutsche Bank AG
07/12/11	316,032	USD	1,023,565	MYR	19,683	—	Deutsche Bank AG

See accompanying notes to investments in securities.

07/12/11	117,845	USD	5,719,000	INR	8,065	—	JPMorgan Chase (Singapore)
07/12/11	71,543	USD	3,472,000	INR	4,897	—	JPMorgan Chase (Singapore)
07/12/11	59,710	USD	2,887,000	INR	3,850	—	Deutsche Bank AG
07/13/11	358,633	USD	1,160,000	MYR	21,804	—	Deutsche Bank AG
07/18/11	197,165	EUR	813,000	MYR	—	12,638	Deutsche Bank AG
07/18/11	71,594	USD	232,000	MYR	4,468	—	Deutsche Bank AG
07/18/11	25,378	USD	1,225,000	INR	1,563	—	Citibank NA
07/20/11	218,810	EUR	918,000	MYR	—	8,888	Deutsche Bank AG
07/20/11	112,550	USD	366,000	MYR	7,428	—	Deutsche Bank AG
07/20/11	25,336	USD	1,225,000	INR	1,595	—	JPMorgan Chase (Singapore)
07/25/11	281,209	EUR	1,180,000	MYR	—	11,432	Deutsche Bank AG
07/25/11	136,818	USD	445,000	MYR	9,006	—	Deutsche Bank AG
07/27/11	4,014,984	USD	13,031,032	MYR	254,625	—	JPMorgan Chase (Singapore)
07/27/11	282,425	EUR	1,180,000	MYR	—	13,186	JPMorgan Chase (Singapore)
08/11/11	81,814	USD	92,000,000	KRW	2,264	—	Deutsche Bank AG
08/12/11	882,715	EUR	3,590,000	PLN	1,503	—	Deutsche Bank AG
08/15/11	60,964	NZD	45,888	USD	—	192	HSBC Bank PLC
08/16/11	1,093,013	USD	1,228,000,000	KRW	29,276	—	HSBC Bank PLC
08/16/11	94,314	USD	106,000,000	KRW	2,561	—	JPMorgan Chase (Singapore)
08/18/11	23,117,000	JPY	270,627	USD	—	8,594	JPMorgan Chase (Singapore)
08/18/11	28,340,000	JPY	333,510	USD	—	8,798	Deutsche Bank AG
08/18/11	46,522,000	JPY	547,466	USD	—	14,455	UBS AG
08/19/11	23,010,000	JPY	270,747	USD	—	7,184	HSBC Bank PLC
08/22/11	18,200,000	JPY	214,259	USD	—	5,581	Morgan Stanley and Co., Inc.
08/22/11	23,068,000	JPY	271,561	USD	—	7,080	Barclays Bank PLC
08/22/11	23,098,000	JPY	272,254	USD	—	6,750	Deutsche Bank AG
08/22/11	380,000	EUR	489,334	USD	—	48,237	UBS AG
08/23/11	22,797,000	JPY	269,271	USD	—	6,100	Deutsche Bank AG
08/23/11	381,000	EUR	489,821	USD	—	49,149	UBS AG
08/23/11	45,752,000	JPY	538,259	USD	—	14,391	Credit Suisse AG (London)
08/23/11	46,090,000	JPY	543,495	USD	—	13,238	Citibank NA
08/24/11	181,329	USD	8,758,000	INR	10,031	—	HSBC Bank PLC
08/24/11	156,883	USD	7,590,000	INR	8,956	—	Deutsche Bank AG
08/24/11	45,839,000	JPY	541,602	USD	—	12,105	Barclays Bank PLC
08/24/11	45,992,000	JPY	542,039	USD	—	13,516	JPMorgan Chase (Singapore)
08/25/11	404,588	EUR	3,820,973	SEK	28,671	—	Deutsche Bank AG
08/25/11	197,018	EUR	1,585,600	NOK	5,596	—	Deutsche Bank AG
08/25/11	9,516,000	JPY	112,035	USD	—	2,914	Deutsche Bank AG
08/25/11	114,000	EUR	144,267	USD	—	16,991	Barclays Bank PLC

See accompanying notes to investments in securities.

08/25/11	18,925,000	JPY	223,014	USD	—	5,590	Barclays Bank PLC
08/25/11	28,956,000	JPY	341,241	USD	—	8,533	Deutsche Bank AG
08/25/11	378,000	EUR	478,359	USD	—	56,339	Barclays Bank PLC
08/26/11	774,000	JPY	9,140	USD	—	209	JPMorgan Chase (Singapore)
08/26/11	5,858,000	JPY	69,211	USD	—	1,552	JPMorgan Chase (Singapore)
08/26/11	7,784,000	JPY	91,944	USD	—	2,084	JPMorgan Chase (Singapore)
08/26/11	9,436,000	JPY	112,880	USD	—	1,104	HSBC Bank PLC
08/26/11	19,031,000	JPY	224,714	USD	—	5,174	JPMorgan Chase (Singapore)
08/26/11	19,137,000	JPY	228,930	USD	—	2,238	HSBC Bank PLC
08/26/11	22,609,000	JPY	270,464	USD	—	2,644	HSBC Bank PLC
08/26/11	24,053,000	JPY	286,540	USD	—	4,012	UBS AG
08/26/11	28,386,000	JPY	339,573	USD	—	3,320	HSBC Bank PLC
08/26/11	28,503,000	JPY	339,552	USD	—	4,754	UBS AG
08/26/11	33,934,000	JPY	405,942	USD	—	3,969	HSBC Bank PLC
08/26/11	34,051,000	JPY	407,341	USD	—	3,982	HSBC Bank PLC
08/26/11	743,770	EUR	941,181	USD	—	110,887	UBS AG
08/29/11	327,271	EUR	413,180	USD	—	49,711	JPMorgan Chase (Singapore)
08/30/11	54,600,000	JPY	648,502	USD	—	11,074	Barclays Bank PLC
09/01/11	110,273	USD	5,367,000	INR	6,830	—	Deutsche Bank AG
09/01/11	22,848,000	JPY	269,307	USD	—	6,706	JPMorgan Chase (Singapore)
09/30/11	57,541	USD	2,600,000	PHP	2,004	—	HSBC Bank PLC
09/30/11	9,763,000	JPY	116,545	USD	—	1,432	JPMorgan Chase (Singapore)
10/03/11	46,473	USD	2,100,000	PHP	1,616	—	HSBC Bank PLC
10/04/11	252,934	USD	11,381,000	PHP	7,680	—	Deutsche Bank AG
10/04/11	202,570	USD	9,129,000	PHP	6,476	—	HSBC Bank PLC
10/05/11	304,102	USD	13,611,000	PHP	7,559	—	HSBC Bank PLC
10/05/11	303,843	USD	13,607,000	PHP	7,726	—	Deutsche Bank AG
10/06/11	80,310	USD	3,595,000	PHP	2,002	—	JPMorgan Chase (Singapore)
10/07/11	251,090	USD	11,170,000	PHP	4,648	—	Deutsche Bank AG
10/11/11	201,921	USD	8,955,000	PHP	3,057	—	HSBC Bank PLC
10/11/11	201,879	USD	8,939,000	PHP	2,733	—	Deutsche Bank AG
10/11/11	101,090	USD	4,471,000	PHP	1,251	—	Citibank NA
10/11/11	100,679	USD	4,460,000	PHP	1,409	—	JPMorgan Chase (Singapore)
10/12/11	326,474	USD	1,023,987	MYR	7,285	—	Deutsche Bank AG
10/12/11	60,409	USD	2,662,000	PHP	520	—	Deutsche Bank AG
10/13/11	252,804	USD	11,203,000	PHP	3,602	—	JPMorgan Chase (Singapore)
10/13/11	140,865	USD	441,908	MYR	3,161	—	Deutsche Bank AG
10/13/11	99,966	USD	4,438,000	PHP	1,607	—	HSBC Bank PLC

See accompanying notes to investments in securities.

10/17/11	109,916	USD	4,825,000	PHP	489	—	JPMorgan Chase (Singapore)
10/17/11	33,100	USD	1,453,000	PHP	147	—	JPMorgan Chase (Singapore)
10/17/11	300,000	EUR	417,060	USD	—	6,676	HSBC Bank PLC
10/18/11	156,256	EUR	1,279,000	NOK	7,837	—	Barclays Bank PLC
10/18/11	300,000	EUR	420,810	USD	—	2,912	HSBC Bank PLC
10/19/11	156,231	EUR	1,284,000	NOK	8,758	—	Barclays Bank PLC
10/19/11	200,716	USD	8,856,000	PHP	1,904	—	HSBC Bank PLC
10/19/11	55,200	USD	2,431,000	PHP	420	—	Deutsche Bank AG
10/19/11	404,000	EUR	564,226	USD	—	6,368	HSBC Bank PLC
10/21/11	218,953	USD	9,718,000	PHP	3,364	—	Deutsche Bank AG
10/21/11	109,979	USD	4,880,000	PHP	1,659	—	JPMorgan Chase (Singapore)
10/26/11	215,094	USD	9,488,000	PHP	1,899	—	Deutsche Bank AG
10/26/11	200,489	USD	8,856,000	PHP	2,050	—	HSBC Bank PLC
10/26/11	107,637	USD	4,747,000	PHP	928	—	JPMorgan Chase (Singapore)
10/26/11	88,139	USD	4,087,000	INR	207	—	HSBC Bank PLC
10/26/11	85,963	USD	3,993,000	INR	351	—	Deutsche Bank AG
10/27/11	312,523	EUR	2,563,000	NOK	16,416	—	Barclays Bank PLC
10/27/11	181,411	USD	8,432,000	INR	828	—	Deutsche Bank AG
10/27/11	131,668	USD	6,087,000	INR	—	110	HSBC Bank PLC
10/27/11	39,854	USD	1,750,000	PHP	166	—	HSBC Bank PLC
10/28/11	86,679	USD	3,808,000	PHP	400	—	Deutsche Bank AG
10/28/11	79,481	USD	3,490,000	PHP	327	—	Deutsche Bank AG
10/28/11	26,424	USD	1,160,000	PHP	103	—	HSBC Bank PLC
10/31/11	51,626	USD	2,270,000	PHP	274	—	HSBC Bank PLC
11/04/11	26,499	USD	1,140,000	PHP	—	440	Deutsche Bank AG
11/07/11	294,836	EUR	2,447,400	NOK	20,586	—	UBS AG
11/08/11	13,826,020	JPY	171,032	USD	3,858	—	Citibank NA
11/10/11	13,582,000	JPY	168,032	USD	3,803	—	Barclays Bank PLC
11/14/11	39,487	USD	1,700,000	PHP	—	650	Deutsche Bank AG
11/14/11	13,769,800	JPY	171,678	USD	5,169	—	UBS AG
11/14/11	19,766,000	JPY	246,459	USD	7,441	—	Barclays Bank PLC
11/16/11	22,904,000	JPY	279,897	USD	2,925	—	JPMorgan Chase (Singapore)
11/16/11	45,867,000	JPY	560,319	USD	5,661	—	Deutsche Bank AG
11/17/11	11,041,000	JPY	134,232	USD	714	—	Barclays Bank PLC
11/17/11	11,968,000	JPY	144,786	USD	58	—	HSBC Bank PLC
11/17/11	18,297,000	JPY	222,213	USD	948	—	UBS AG
11/17/11	45,733,000	JPY	556,004	USD	2,958	—	Barclays Bank PLC
11/21/11	63,773,000	JPY	769,091	USD	—	2,160	Barclays Bank PLC
11/25/11	86,201	EUR	715,340	NOK	5,906	—	Morgan Stanley and Co., Inc.
11/28/11	491,853	EUR	4,060,000	NOK	29,765	—	UBS AG
11/28/11	132,301	EUR	1,100,000	NOK	9,419	—	Morgan Stanley and Co., Inc.
11/28/11	26,445	EUR	220,000	NOK	1,904	—	UBS AG

See accompanying notes to investments in securities.

11/28/11	49,458,000	JPY	597,319	USD	—	876	Banc of America NA
11/29/11	17,886,000	JPY	216,119	USD	—	216	Citibank NA
11/29/11	72,061,000	JPY	870,197	USD	—	1,396	Barclays Bank PLC
12/01/11	158,788	EUR	1,310,000	NOK	9,459	—	UBS AG
12/01/11	44,347,000	JPY	529,896	USD	—	6,507	Deutsche Bank AG
12/02/11	100,000	EUR	130,125	USD	—	10,913	Deutsche Bank AG
12/06/11	202,851	EUR	265,796	USD	—	20,265	HSBC Bank PLC
12/12/11	89,000	EUR	117,605	USD	—	7,879	Barclays Bank PLC
12/16/11	417,945	USD	1,323,172	MYR	11,521	—	JPMorgan Chase (Singapore)
12/19/11	616,157	EUR	820,869	USD	—	47,677	UBS AG
01/05/12	3,466,248	EUR	31,461,400	SEK	25,016	—	Deutsche Bank AG
01/09/12	2,105,272	USD	7,507,400	ILS	35,111	—	Deutsche Bank AG
01/10/12	329,362	USD	1,023,987	MYR	2,486	—	HSBC Bank PLC
01/10/12	9,950,000	JPY	120,333	USD	—	98	UBS AG
01/10/12	9,980,000	JPY	120,753	USD	—	41	Citibank NA
01/10/12	19,970,000	JPY	241,475	USD	—	234	Barclays Bank PLC
01/11/12	482,000	EUR	624,619	USD	—	54,311	Deutsche Bank AG
01/11/12	2,481,000	EUR	3,211,468	USD	—	283,191	UBS AG
01/12/12	10,020,000	JPY	121,189	USD	—	95	Deutsche Bank AG
01/12/12	10,030,000	JPY	121,554	USD	149	—	HSBC Bank PLC
01/13/12	491,425	USD	21,635,000	PHP	1,399	—	JPMorgan Chase (Singapore)
01/13/12	201,005	USD	102,000,000	CLP	5,903	—	Morgan Stanley and Co., Inc.
01/13/12	141,863	EUR	183,464	USD	—	16,346	JPMorgan Chase (Singapore)
01/13/12	20,250,000	JPY	245,264	USD	150	—	UBS AG
01/13/12	204,914	EUR	264,855	USD	—	23,761	Citibank NA
01/13/12	25,460,000	JPY	308,232	USD	54	—	Barclays Bank PLC
01/13/12	25,660,000	JPY	310,891	USD	291	—	HSBC Bank PLC
01/13/12	252,202	EUR	326,097	USD	—	29,123	Barclays Bank PLC
01/13/12	472,878	EUR	611,526	USD	—	54,511	UBS AG
01/17/12	78,894	USD	3,470,000	PHP	149	—	HSBC Bank PLC
01/18/12	151,083	USD	6,730,000	PHP	2,220	—	HSBC Bank PLC
01/18/12	86,141	USD	3,838,000	PHP	1,285	—	Deutsche Bank AG
01/18/12	459,600	EUR	609,340	USD	—	37,886	Deutsche Bank AG
01/19/12	213,071	USD	9,585,000	PHP	5,266	—	JPMorgan Chase (Singapore)
01/19/12	54,087	USD	2,402,000	PHP	628	—	Deutsche Bank AG
01/19/12	204,914	EUR	273,089	USD	—	15,469	Barclays Bank PLC
01/24/12	76,072	USD	48,012	GBP	457	—	Barclays Bank PLC
01/24/12	75,785	USD	47,877	GBP	528	—	Deutsche Bank AG
01/24/12	50,523	USD	31,971	GBP	437	—	Citibank NA
01/25/12	362,540	EUR	488,592	USD	—	21,831	UBS AG
01/26/12	196,669	USD	8,856,000	PHP	5,062	—	HSBC Bank PLC
01/26/12	39,944	USD	25,104	GBP	68	—	Deutsche Bank AG
01/26/12	15,050,000	JPY	183,094	USD	870	—	Deutsche Bank AG

See accompanying notes to investments in securities.

01/26/12	35,153,538	JPY	428,346	USD	2,710	—	Deutsche Bank AG
01/26/12	52,800,000	JPY	642,297	USD	2,998	—	UBS AG
01/26/12	60,350,000	JPY	733,649	USD	2,936	—	Barclays Bank PLC
01/27/12	338,618	USD	171,290,000	CLP	8,308	—	Deutsche Bank AG
01/27/12	50,039	USD	31,815	GBP	668	—	Barclays Bank PLC
01/27/12	29,848	USD	18,960	GBP	372	—	Morgan Stanley and Co., Inc.
01/27/12	10,052	USD	6,318	GBP	18	—	JPMorgan Chase (Singapore)
01/27/12	310,400	EUR	419,701	USD	—	17,284	Citibank NA
01/27/12	64,982,551	JPY	792,857	USD	6,035	—	HSBC Bank PLC
01/30/12	785,692	USD	394,260,000	CLP	12,567	—	Deutsche Bank AG
01/30/12	102,811	USD	51,930,000	CLP	2,331	—	JPMorgan Chase Bank NA
01/30/12	19,752	USD	12,550	GBP	249	—	JPMorgan Chase Bank NA
01/31/12	5,424,799	USD	6,142,500,000	KRW	192,902	—	JPMorgan Chase (Singapore)
01/31/12	473,738	USD	237,840,000	CLP	7,764	—	Deutsche Bank AG
01/31/12	9,692	USD	6,122	GBP	65	—	Morgan Stanley and Co., Inc.
01/31/12	300,000	EUR	408,000	USD	—	14,287	Deutsche Bank AG
02/01/12	37,204	USD	23,602	GBP	409	—	Morgan Stanley and Co., Inc.
02/01/12	32,425	USD	20,499	GBP	243	—	Citibank NA
02/01/12	4,011	USD	2,544	GBP	43	—	Barclays Bank PLC
02/01/12	302,000	EUR	411,230	USD	—	13,858	UBS AG
02/03/12	195,765	USD	8,700,000	PHP	2,413	—	Deutsche Bank AG
02/03/12	69,693	USD	3,100,000	PHP	922	—	HSBC Bank PLC
02/03/12	56,229	USD	2,500,000	PHP	719	—	HSBC Bank PLC
02/06/12	56,497	USD	2,500,000	PHP	450	—	HSBC Bank PLC
02/06/12	51,977	USD	2,300,000	PHP	414	—	HSBC Bank PLC
02/07/12	256,061	USD	327,000	SGD	3,623	—	Deutsche Bank AG
02/07/12	256,093	USD	327,000	SGD	3,591	—	HSBC Bank PLC
02/07/12	76,577	USD	3,400,000	PHP	872	—	JPMorgan Chase (Singapore)
02/08/12	504,530	EUR	3,998,300	NOK	—	877	UBS AG
02/08/12	569,780	USD	585,982	AUD	13,289	—	Morgan Stanley and Co., Inc.
02/08/12	568,099	USD	585,820	AUD	14,808	—	UBS AG
02/08/12	460,818	USD	586,000	SGD	4,549	—	Deutsche Bank AG
02/08/12	51,069	USD	65,000	SGD	551	—	Deutsche Bank AG
02/08/12	341,000	EUR	461,867	USD	—	18,004	UBS AG
02/08/12	454,000	EUR	613,313	USD	—	25,577	Citibank NA
02/09/12	1,004,087	EUR	7,984,000	NOK	2,957	—	Deutsche Bank AG
02/09/12	702,604	EUR	5,588,300	NOK	2,343	—	UBS AG
02/09/12	14,749,800	JPY	186,000	AUD	6,408	—	Barclays Bank PLC
02/09/12	14,759,100	JPY	186,000	AUD	6,295	—	Citibank NA
02/09/12	14,764,308	JPY	186,000	AUD	6,232	—	Deutsche Bank AG

See accompanying notes to investments in securities.

02/09/12	82,485	EUR	328,000	PLN	—	3,570	Deutsche Bank AG
02/09/12	70,879	USD	90,290	SGD	824	—	Barclays Bank PLC
02/09/12	52,000	EUR	70,036	USD	—	3,139	Deutsche Bank AG
02/09/12	158,000	EUR	212,478	USD	—	9,859	HSBC Bank PLC
02/09/12	211,000	EUR	284,428	USD	—	12,491	Barclays Bank PLC
02/10/12	82,435	EUR	328,000	PLN	—	3,505	Barclays Bank PLC
02/10/12	105,242	USD	51,800,000	CLP	—	490	Deutsche Bank AG
02/10/12	14,652,000	JPY	179,311	USD	1,846	—	Morgan Stanley and Co., Inc.
02/10/12	178,000	EUR	241,368	USD	—	9,105	Barclays Bank PLC
02/10/12	22,910,000	JPY	279,868	USD	2,383	—	HSBC Bank PLC
02/13/12	252,461	USD	321,500	SGD	2,861	—	HSBC Bank PLC
02/13/12	165,299	USD	81,360,000	CLP	—	824	Deutsche Bank AG
02/13/12	104,911	USD	51,700,000	CLP	—	395	Barclays Bank PLC
02/13/12	160,000	EUR	217,243	USD	—	7,879	UBS AG
02/14/12	625,047	USD	1,927,206	MYR	—	1,614	Deutsche Bank AG
02/14/12	211,056	USD	132,458	GBP	—	33	Barclays Bank PLC
02/14/12	181,787	USD	231,500	SGD	2,062	—	HSBC Bank PLC
02/14/12	184,737	USD	89,810,000	CLP	—	3,200	Morgan Stanley and Co., Inc.
02/14/12	81,686	EUR	328,000	PLN	—	2,471	Deutsche Bank AG
02/14/12	104,201	USD	51,100,000	CLP	—	910	Deutsche Bank AG
02/15/12	6,828,270	JPY	83,120	USD	406	—	Deutsche Bank AG
02/15/12	8,030,000	JPY	97,831	USD	561	—	JPMorgan Chase (Singapore)
02/16/12	168,812	USD	81,300,000	CLP	—	4,513	Morgan Stanley and Co., Inc.
02/16/12	168,862	USD	81,290,000	CLP	—	4,583	Morgan Stanley and Co., Inc.
02/16/12	206,000	EUR	275,546	USD	—	14,270	JPMorgan Chase (Singapore)
02/16/12	206,000	EUR	275,663	USD	—	14,152	UBS AG
02/17/12	301,141	USD	385,000	SGD	4,615	—	Deutsche Bank AG
02/17/12	300,368	USD	384,000	SGD	4,594	—	HSBC Bank PLC
02/17/12	200,368	USD	256,000	SGD	2,940	—	Barclays Bank PLC
02/17/12	156,674	USD	485,000	MYR	195	—	HSBC Bank PLC
02/17/12	210,000	EUR	281,782	USD	—	13,651	Deutsche Bank AG
02/21/12	170,658	USD	82,530,000	CLP	—	3,964	Deutsche Bank AG
02/21/12	99,153	USD	48,300,000	CLP	—	1,597	JPMorgan Chase Bank NA
02/21/12	210,000	EUR	281,150	USD	—	14,243	UBS AG
02/22/12	170,213	USD	82,000,000	CLP	—	4,608	JPMorgan Chase Bank NA
02/22/12	19,720,000	JPY	237,977	USD	—	935	HSBC Bank PLC
02/23/12	186,947	USD	90,490,000	CLP	—	4,217	Deutsche Bank AG
02/23/12	19,700,000	JPY	237,621	USD	—	1,054	JPMorgan Chase (Singapore)
02/24/12	392,718	USD	502,000	SGD	5,968	—	Deutsche Bank AG
02/27/12	362,061	USD	175,690,000	CLP	—	7,439	Citibank NA

See accompanying notes to investments in securities.

02/27/12	245,471	USD	313,000	SGD	3,115	—	Deutsche Bank AG
02/27/12	212,604	USD	103,150,000	CLP	—	4,400	Morgan Stanley and Co., Inc.
02/27/12	204,931	USD	100,320,000	CLP	—	2,440	Deutsche Bank AG
02/27/12	74,684	USD	36,150,000	CLP	—	1,717	Deutsche Bank AG
02/27/12	42,000	EUR	57,228	USD	—	1,839	Deutsche Bank AG
02/28/12	203,020	USD	99,500,000	CLP	—	2,206	Morgan Stanley and Co., Inc.
02/28/12	60,762	USD	29,500,000	CLP	—	1,224	JPMorgan Chase Bank NA
02/29/12	245,159	USD	313,000	SGD	3,429	—	Deutsche Bank AG
02/29/12	186,596	USD	91,600,000	CLP	—	1,747	Barclays Bank PLC
02/29/12	74,684	USD	36,150,000	CLP	—	1,733	Deutsche Bank AG
02/29/12	24,320	EUR	33,233	USD	—	967	Deutsche Bank AG
03/01/12	191,173	USD	93,885,000	CLP	—	1,733	Deutsche Bank AG
03/01/12	93,369	USD	45,900,000	CLP	—	752	Barclays Bank PLC
03/01/12	12,300	EUR	16,770	USD	—	526	Deutsche Bank AG
03/01/12	20,800,000	JPY	255,906	USD	3,864	—	JPMorgan Chase (Singapore)
03/01/12	20,800,000	JPY	256,000	USD	3,958	—	HSBC Bank PLC
03/01/12	23,200,000	JPY	285,384	USD	4,261	—	UBS AG
03/02/12	191,173	USD	93,885,000	CLP	—	1,754	Deutsche Bank AG
03/05/12	208,068	USD	102,120,000	CLP	—	2,103	Deutsche Bank AG
03/05/12	13,000	EUR	17,767	USD	—	511	Deutsche Bank AG
03/07/12	206,238	USD	101,500,000	CLP	—	1,568	Deutsche Bank AG
03/08/12	104,000	EUR	143,728	USD	—	2,484	HSBC Bank PLC
03/08/12	294,000	EUR	406,734	USD	—	6,594	Morgan Stanley and Co., Inc.
03/08/12	390,000	EUR	539,585	USD	—	8,709	UBS AG
03/09/12	202,170	USD	98,760,000	CLP	—	3,069	Deutsche Bank AG
03/12/12	89,671	USD	44,100,000	CLP	—	794	Morgan Stanley and Co., Inc.
03/15/12	206,728	USD	101,400,000	CLP	—	2,440	Deutsche Bank AG
03/15/12	200,897	USD	98,520,000	CLP	—	2,411	Deutsche Bank AG
03/19/12	458,988	USD	587,000	SGD	7,250	—	JPMorgan Chase (Singapore)
03/19/12	423,935	USD	451,000	AUD	22,686	—	Citibank NA
03/19/12	366,783	USD	468,000	SGD	4,937	—	HSBC Bank PLC
03/19/12	321,165	USD	409,700	SGD	4,249	—	Deutsche Bank AG
03/19/12	12,600,000	JPY	156,787	USD	4,046	—	Morgan Stanley and Co., Inc.
03/19/12	17,050,000	JPY	212,236	USD	5,552	—	UBS AG
03/19/12	21,026,000	JPY	261,709	USD	6,827	—	Citibank NA
03/21/12	344,099	USD	441,100	SGD	6,258	—	Deutsche Bank AG
03/21/12	274,903	USD	352,000	SGD	4,683	—	HSBC Bank PLC
03/21/12	207,081	USD	220,891	AUD	11,614	—	Deutsche Bank AG
03/21/12	97,742	USD	48,700,000	CLP	308	—	JPMorgan Chase Bank NA
03/22/12	13,579	USD	14,500	AUD	775	—	Deutsche Bank AG

See accompanying notes to investments in securities.

03/23/12	13,332,130	JPY	165,057	USD	3,427	—	UBS AG
03/26/12	142,000	EUR	198,745	USD	—	770	Deutsche Bank AG
03/29/12	239,454	USD	150,311	GBP	—	249	Deutsche Bank AG
03/29/12	239,454	USD	150,291	GBP	—	280	Morgan Stanley and Co., Inc.
03/30/12	854,912	USD	3,060,244	ILS	14,748	—	Morgan Stanley and Co., Inc.
03/30/12	478,908	USD	301,496	GBP	882	—	Barclays Bank PLC
03/30/12	192,987	USD	96,320,000	CLP	746	—	Deutsche Bank AG
04/02/12	287,345	USD	180,800	GBP	352	—	Credit Suisse AG (London)
04/02/12	204,239	USD	102,330,000	CLP	1,515	—	Deutsche Bank AG
04/04/12	195,000	EUR	273,926	USD	27	—	Deutsche Bank AG
					$1,587,087	$1,740,290

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2011.
(f)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(g)	At March 31, 2011 the cost of securities for federal income tax purposes was $104,541,496. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$11,476,954
	Gross unrealized depreciation	(1,862,853)
	Net unrealized appreciation	$9,614,101

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (96.2%)
Consumer Discretionary (13.5%)
Auto Components (1.1%)
17,367	BorgWarner, Inc. (b)	$1,383,976
22,143	Gentex Corp.	669,826
		2,053,802
Automobiles (0.1%)
6,606	Thor Industries, Inc.	220,442
Distributors (0.3%)
22,663	LKQ Corp. (b)	546,178
Diversified Consumer Services (1.1%)
9,739	Career Education Corp. (b)	221,270
3,626	ITT Educational Services, Inc. (b)	261,616
4,575	Matthews International Corp. - Class A	176,366
8,870	Regis Corp.	157,354
37,322	Service Corp. International/US	412,781
10,445	Sotheby’s	549,407
2,088	Strayer Education, Inc.	272,463
		2,051,257
Hotels, Restaurants & Leisure (2.1%)
8,349	Bally Technologies, Inc. (b)	316,010
4,633	Bob Evans Farms, Inc.	151,036
8,629	Boyd Gaming Corp. (b)	80,854
13,875	Brinker International, Inc.	351,037
4,820	Chipotle Mexican Grill, Inc. - Class A (b)	1,312,823
4,525	International Speedway Corp. - Class A	134,845
6,524	Life Time Fitness, Inc. (b)	243,410
4,891	Panera Bread Co. - Class A (b)	621,157
9,844	Scientific Games Corp. - Class A (b)	86,037
9,229	The Cheesecake Factory, Inc. (b)	277,701
50,128	Wendy’s/Arby’s Group, Inc. - Class A	252,144
8,897	WMS Industries, Inc. (b)	314,509
		4,141,563
Household Durables (1.5%)
6,141	American Greetings Corp. - Class A	144,928
11,144	KB Home	138,631
5,773	MDC Holdings, Inc.	146,346
8,761	Mohawk Industries, Inc. (b)	535,735
979	NVR, Inc. (b)	740,124
6,771	Ryland Group, Inc.	107,659
22,476	Toll Brothers, Inc. (b)	444,350
9,735	Tupperware Brands Corp.	581,277
		2,839,050
Leisure Equipment & Products (0.3%)
41,776	Eastman Kodak Co. (b)	134,936
5,278	Polaris Industries, Inc.	459,292
		594,228
Media (0.8%)
11,154	DreamWorks Animation SKG, Inc. - Class A (b)	311,531
6,023	Harte-Hanks, Inc.	71,674
7,227	John Wiley & Sons, Inc. - Class A	367,421
8,927	Lamar Advertising Co. - Class A (b)	329,763
5,676	Meredith Corp.	192,530
3,700	Scholastic Corp.	100,048
18,506	The New York Times Co. - Class A (b)	175,252
		1,548,219
Multiline Retail (0.8%)
7,296	99 Cents Only Stores (b)	143,002
19,503	Dollar Tree, Inc. (b)	1,082,806
24,958	Saks, Inc. (b)	282,275
		1,508,083
Specialty Retail (3.7%)
11,208	Aaron’s, Inc.	284,235
12,443	Advance Auto Parts, Inc.	816,510
13,672	Aeropostale, Inc. (b)	332,503
30,377	American Eagle Outfitters, Inc.	482,691
8,457	ANN, Inc. (b)	246,183
5,997	Barnes & Noble, Inc.	55,112
27,561	Chico’s FAS, Inc.	410,659
9,695	Collective Brands, Inc. (b)	209,218
13,803	Dick’s Sporting Goods, Inc. (b)	551,844
24,096	Foot Locker, Inc.	475,173
9,888	Guess?, Inc.	389,093
43,052	Office Depot, Inc. (b)	199,331
18,316	PetSmart, Inc.	750,040
9,872	Rent-A-Center, Inc.	344,632

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Consumer Discretionary—continued
10,793	The Dress Barn, Inc. (b)	$349,801
11,356	Tractor Supply Co.	679,770
16,337	Williams-Sonoma, Inc.	661,648
		7,238,443
Textiles, Apparel & Luxury Goods (1.7%)
6,003	Deckers Outdoor Corp. (b)	517,158
7,870	Fossil, Inc. (b)	737,026
14,917	Hanesbrands, Inc. (b)	403,356
10,437	Phillips-Van Heusen Corp.	678,718
5,911	The Timberland Co. - Class A (b)	244,065
6,793	The Warnaco Group, Inc. (b)	388,492
5,480	Under Armour, Inc. - Class A (b)	372,914
		3,341,729
Consumer Staples (3.8%)
Beverages (0.3%)
10,760	Hansen Natural Corp. (b)	648,075
Food & Staples Retailing (0.3%)
8,504	BJ’s Wholesale Club, Inc. (b)	415,165
6,658	Ruddick Corp.	256,932
		672,097
Food Products (1.9%)
11,877	Corn Products International, Inc.	615,466
11,699	Flowers Foods, Inc.	318,564
18,053	Green Mountain Coffee Roasters, Inc. (b)	1,166,404
2,995	Lancaster Colony Corp.	181,497
8,555	Ralcorp Holdings, Inc. (b) (c)	585,419
25,755	Smithfield Foods, Inc. (b)	619,665
3,822	Tootsie Roll Industries, Inc.	108,399
		3,595,414
Household Products (0.9%)
11,079	Church & Dwight Co., Inc.	879,008
10,993	Energizer Holdings, Inc. (b)	782,262
		1,661,270
Personal Products (0.3%)
13,367	Alberto-Culver Co.	498,188
Tobacco (0.1%)
3,673	Universal Corp.	159,922
Energy (6.4%)
Energy Equipment & Services (2.7%)
8,736	Atwood Oceanics, Inc. (b)	405,612
5,339	Dril-Quip, Inc. (b)	421,941
9,746	Exterran Holdings, Inc. (b)	231,273
16,424	Helix Energy Solutions Group, Inc. (b)	282,493
8,428	Oceaneering International, Inc. (b)	753,885
23,904	Patterson-UTI Energy, Inc.	702,539
27,515	Pride International, Inc. (b)	1,181,769
12,275	Superior Energy Services, Inc. (b)	503,275
8,005	Tidewater, Inc.	479,099
6,191	Unit Corp. (b)	383,532
		5,345,418
Oil, Gas & Consumable Fuels (3.7%)
25,206	Arch Coal, Inc.	908,424
7,228	Bill Barrett Corp. (b)	288,469
13,292	Cimarex Energy Co.	1,531,770
7,369	Comstock Resources, Inc. (b)	227,997
17,659	Forest Oil Corp. (b)	668,040
16,365	Frontier Oil Corp.	479,822
8,434	Northern Oil and Gas, Inc. (b)	225,188
4,169	Overseas Shipholding Group, Inc.	133,992
14,171	Patriot Coal Corp. (b)	366,037
21,720	Plains Exploration & Production Co. (b)	786,916
18,823	Quicksilver Resources, Inc. (b)	269,357
9,921	SM Energy Co.	736,039
19,291	Southern Union Co.	552,108
		7,174,159
Financial (18.8%)
Capital Markets (2.2%)
8,132	Affiliated Managers Group, Inc. (b)	889,397
30,377	Apollo Investment Corp.	366,347
18,528	Eaton Vance Corp.	597,343
3,929	Greenhill & Co., Inc.	258,489
19,889	Jefferies Group, Inc.	496,032
15,696	Raymond James Financial, Inc.	600,215
22,562	SEI Investments Co.	538,780
13,299	Waddell & Reed Financial, Inc. - Class A	540,072
		4,286,675
Commercial Banks (3.3%)
26,853	Associated Banc-Corp	398,767

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
11,341	BancorpSouth, Inc.	$175,218
7,409	Bank of Hawaii Corp.	354,298
12,130	Cathay General Bancorp	206,816
7,324	City National Corp.	417,834
11,977	Commerce Bancshares, Inc.	484,350
9,491	Cullen/Frost Bankers, Inc.	560,159
23,051	East West Bancorp, Inc.	506,200
16,845	FirstMerit Corp.	287,376
30,885	Fulton Financial Corp.	343,132
8,125	International Bancshares Corp.	149,013
5,072	PacWest Bancorp	110,316
7,267	Prosperity Bancshares, Inc.	310,810
6,640	SVB Financial Group (b)	378,015
122,049	Synovus Financial Corp.	292,918
24,172	TCF Financial Corp.	383,368
8,755	Trustmark Corp.	205,042
25,019	Valley National Bancorp	349,265
11,309	Webster Financial Corp.	242,352
4,534	Westamerica Bancorporation	232,912
		6,388,161
Diversified Financial Services (0.4%)
18,604	MSCI, Inc. (b)	684,999
Diversified REIT’s (0.4%)
16,107	Cousins Properties, Inc.	134,494
17,787	Liberty Property Trust	585,192
		719,686
Industrial REIT’s (0.5%)
26,330	AMB Property Corp.	947,090
Insurance (3.9%)
11,911	American Financial Group, Inc.	417,123
16,879	Arthur J Gallagher & Co.	513,290
10,906	Aspen Insurance Holdings, Ltd.	300,569
18,117	Brown & Brown, Inc.	467,419
8,521	Everest Re Group, Ltd. (d)	751,382
34,772	Fidelity National Financial, Inc. - Class A	491,328
16,235	First American Financial Corp.	267,878
17,857	HCC Insurance Holdings, Inc.	559,103
5,547	Mercury General Corp.	217,054
40,293	Old Republic International Corp.	511,318
13,242	Protective Life Corp.	351,575
12,261	Reinsurance Group of America, Inc.	769,746
7,163	StanCorp Financial Group, Inc.	330,358
7,026	The Hanover Insurance Group, Inc.	317,926
9,688	Transatlantic Holdings, Inc.	471,515
7,652	Unitrin, Inc.	236,294
17,976	WR Berkley Corp.	579,007
		7,552,885
Office REIT’s (1.7%)
8,619	Alexandria Real Estate Equities, Inc.	672,023
10,418	Corporate Office Properties Trust SBI	376,507
39,167	Duke Realty Corp.	548,730
11,160	Highwoods Properties, Inc.	390,712
13,495	Mack-Cali Realty Corp.	457,480
12,289	SL Green Realty Corp.	924,133
		3,369,585
Real Estate Investment Trust-Apartments (0.2%)
8,671	Taubman Centers, Inc.	464,592
Real Estate Management & Development (0.3%)
6,642	Jones Lang LaSalle, Inc.	662,473
Residential REIT’s (1.2%)
10,082	BRE Properties, Inc.	475,669
10,846	Camden Property Trust	616,269
5,000	Essex Property Trust, Inc.	620,000
28,267	UDR, Inc.	688,867
		2,400,805
Retail REIT’s (1.9%)
7,453	Equity One, Inc.	139,893
9,582	Federal Realty Investment Trust	781,508
19,537	Realty Income Corp.	682,818
12,750	Regency Centers Corp.	554,370
20,264	The Macerich Co.	1,003,676
18,654	Weingarten Realty Investors	467,469
		3,629,734
Specialized REIT’s (1.6%)
19,125	Hospitality Properties Trust	442,744
19,663	Nationwide Health Properties, Inc.	836,267
15,545	Omega Healthcare Investors, Inc.	347,275
6,231	Potlatch Corp.	250,486
12,648	Rayonier, Inc.	788,097

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
22,047	Senior Housing Properties Trust	$507,963
		3,172,832
Thrifts & Mortgage Finance (1.2%)
12,804	Astoria Financial Corp.	183,994
32,466	First Niagara Financial Group, Inc.	440,888
67,844	New York Community Bancorp, Inc.	1,170,987
16,265	NewAlliance Bancshares, Inc.	241,373
17,424	Washington Federal, Inc.	302,132
		2,339,374
Health Care (10.4%)
Biotechnology (1.1%)
7,901	United Therapeutics Corp. (b)	529,525
31,770	Vertex Pharmaceuticals, Inc. (b) (c)	1,522,736
		2,052,261
Health Care Equipment & Supplies (3.4%)
10,785	Beckman Coulter, Inc.	895,910
7,508	Gen-Probe, Inc. (b)	498,156
9,820	Hill-Rom Holdings, Inc.	372,964
40,476	Hologic, Inc. (b)	898,567
8,956	IDEXX Laboratories, Inc. (b)	691,582
10,803	Immucor, Inc. (b)	213,683
9,750	Kinetic Concepts, Inc. (b)	530,595
9,175	Masimo Corp.	303,693
23,828	ResMed, Inc. (b)	714,840
9,212	STERIS Corp.	318,182
6,227	Teleflex, Inc.	361,041
7,180	The Cooper Cos., Inc.	498,651
9,106	Thoratec Corp. (b)	236,119
		6,533,983
Health Care Providers & Services (3.1%)
14,414	Community Health Systems, Inc. (b)	576,416
39,033	Health Management Associates, Inc. - Class A (b)	425,460
14,503	Health Net, Inc. (b)	474,248
14,271	Henry Schein, Inc. (b)	1,001,396
6,131	Kindred Healthcare, Inc. (b)	146,408
8,003	LifePoint Hospitals, Inc. (b)	321,561
14,961	Lincare Holdings, Inc.	443,743
7,427	Mednax, Inc. (b)	494,712
18,166	Omnicare, Inc.	544,798
9,864	Owens & Minor, Inc.	320,383
15,149	Universal Health Services, Inc. - Class B	748,512
13,321	VCA Antech, Inc. (b)	335,423
6,625	WellCare Health Plans, Inc. (b)	277,919
		6,110,979
Health Care Technology (0.3%)
29,380	Allscripts Healthcare Solutions, Inc. (b)	616,686
Life Sciences Tools & Services (1.5%)
3,105	Bio-Rad Laboratories, Inc. - Class A (b)	373,035
8,778	Charles River Laboratories International, Inc. (b)	336,900
9,389	Covance, Inc. (b)	513,766
5,013	Mettler-Toledo International, Inc. (b) (d)	862,236
17,904	Pharmaceutical Product Development, Inc.	496,120
5,776	Techne Corp.	413,561
		2,995,618
Pharmaceuticals (1.0%)
18,229	Endo Pharmaceuticals Holdings, Inc. (b)	695,619
9,167	Medicis Pharmaceutical Corp. - Class A	293,711
12,929	Perrigo Co.	1,028,114
		2,017,444
Industrials (14.9%)
Aerospace & Defense (0.6%)
5,187	Alliant Techsystems, Inc. (b)	366,565
15,826	BE Aerospace, Inc. (b)	562,298
7,550	Huntington Ingalls Industries, Inc. (b)	313,325
		1,242,188
Airlines (0.4%)
21,001	AirTran Holdings, Inc. (b)	156,457
5,569	Alaska Air Group, Inc. (b)	353,186
31,406	JetBlue Airways Corp. (b)	196,916
		706,559
Building Products (0.2%)
6,991	Lennox International, Inc.	367,587

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Industrials—continued
Commercial Services & Supplies (1.5%)
3,571	Clean Harbors, Inc. (b)	$352,315
9,270	Copart, Inc. (b)	401,669
16,967	Corrections Corp. of America (b)	413,995
7,990	Deluxe Corp.	212,055
8,791	Herman Miller, Inc.	241,664
6,977	HNI Corp.	220,194
4,809	Mine Safety Appliances Co.	176,346
9,854	Rollins, Inc.	200,036
7,226	The Brink’s Co.	239,253
17,710	Waste Connections, Inc.	509,871
		2,967,398
Construction & Engineering (1.3%)
18,361	Aecom Technology Corp. (b)	509,151
5,214	Granite Construction, Inc.	146,513
23,511	KBR, Inc.	888,010
13,232	The Shaw Group, Inc. (b)	468,545
12,532	URS Corp. (b) (c)	577,099
		2,589,318
Electrical Equipment (1.8%)
6,706	Acuity Brands, Inc.	392,234
25,027	AMETEK, Inc.	1,097,935
9,448	Hubbell, Inc. - Class B	671,092
6,012	Regal-Beloit Corp.	443,866
8,171	Thomas & Betts Corp. (b)	485,929
9,131	Woodward Governor Co.	315,567
		3,406,623
Industrial Conglomerates (0.2%)
9,498	Carlisle Cos., Inc.	423,136
Machinery (5.7%)
14,674	AGCO Corp. (b)	806,630
12,718	Bucyrus International, Inc.	1,163,061
7,191	Crane Co.	348,260
11,915	Donaldson Co., Inc.	730,270
8,174	Gardner Denver, Inc.	637,817
9,326	Graco, Inc.	424,240
12,538	Harsco Corp.	442,466
12,853	IDEX Corp.	561,034
12,786	Kennametal, Inc.	498,654
6,582	Lincoln Electric Holdings, Inc.	499,706
5,289	Nordson Corp.	608,552
14,129	Oshkosh Corp. (b)	499,884
15,270	Pentair, Inc.	577,053
7,919	SPX Corp.	628,689
16,960	Terex Corp. (b)	628,198
12,652	Timken Co.	661,700
12,420	Trinity Industries, Inc.	455,441
3,321	Valmont Industries, Inc.	346,613
7,467	Wabtec Corp.	506,487
		11,024,755
Marine (0.4%)
6,427	Alexander & Baldwin, Inc.	293,393
8,336	Kirby Corp. (b)	477,569
		770,962
Professional Services (0.9%)
7,133	FTI Consulting, Inc. (b)	273,408
7,209	Korn/Ferry International (b)	160,544
12,704	Manpower, Inc.	798,827
5,342	The Corporate Executive Board Co.	215,657
7,054	Tower Watson & Co. - Class A	391,215
		1,839,651
Road & Rail (1.2%)
8,529	Con-way, Inc.	335,104
13,579	JB Hunt Transport Services, Inc.	616,758
15,981	Kansas City Southern (b)	870,166
7,440	Landstar System, Inc.	339,859
6,800	Werner Enterprises, Inc.	179,996
		2,341,883
Trading Companies & Distributors (0.7%)
7,211	GATX Corp.	278,777
7,041	MSC Industrial Direct Co. - Class A	482,097
9,427	United Rentals, Inc. (b)	313,731
4,340	Watsco, Inc.	302,541
		1,377,146
Information Technology (15.8%)
Communications Equipment (1.4%)
10,031	ADTRAN, Inc.	425,916
14,753	Ciena Corp. (b)	382,988
7,595	Plantronics, Inc.	278,129
13,628	Polycom, Inc. (b)	706,612
23,454	Riverbed Technology, Inc. (b)	883,043
		2,676,688
Computers & Peripherals (0.6%)
10,229	Diebold, Inc.	362,720
24,810	NCR Corp. (b)	467,420

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Information Technology—continued
16,350	QLogic Corp. (b)	$303,293
		1,133,433
Electronic Equipment, Instruments & Components (2.4%)
17,844	Arrow Electronics, Inc. (b)	747,307
23,667	Avnet, Inc. (b) (c)	806,808
24,766	Ingram Micro, Inc. - Class A (b)	520,829
6,293	Itron, Inc. (b)	355,177
13,843	National Instruments Corp.	453,635
7,261	Tech Data Corp. (b)	369,294
18,988	Trimble Navigation, Ltd. (b) (c)	959,654
25,686	Vishay Intertechnology, Inc. (b)	455,670
		4,668,374
Internet Software & Services (1.1%)
16,524	AOL, Inc. (b)	322,714
6,065	Digital River, Inc. (b)	227,013
7,164	Equinix, Inc. (b)	652,640
15,297	Rackspace Hosting, Inc. (b)	655,476
12,575	ValueClick, Inc. (b)	181,835
		2,039,678
IT Services (2.5%)
12,392	Acxiom Corp. (b)	177,825
7,947	Alliance Data Systems Corp. (b)	682,568
19,472	Broadridge Financial Solutions, Inc.	441,820
18,974	Convergys Corp. (b)	272,467
16,119	CoreLogic, Inc.	298,202
5,546	DST Systems, Inc.	292,940
13,278	Gartner, Inc. - Class A (b)	553,294
12,409	Global Payments, Inc.	607,048
13,335	Jack Henry & Associates, Inc.	451,923
13,811	Lender Processing Services, Inc.	444,576
3,506	Mantech International Corp. - Class A (b)	148,654
11,390	NeuStar, Inc. - Class A (b)	291,356
6,670	SRA International, Inc. - Class A (b)	189,161
		4,851,834
Office Electronics (0.2%)
8,666	Zebra Technologies Corp. - Class A (b)	340,054
Semiconductors & Semiconductor Equipment (3.5%)
71,010	Atmel Corp. (b)	967,866
16,999	Cree, Inc. (b)	784,674
26,988	Cypress Semiconductor Corp. (b)	523,028
19,635	Fairchild Semiconductor International, Inc. (b)	357,357
23,452	Integrated Device Technology, Inc. (b)	172,841
10,806	International Rectifier Corp. (b)	357,246
19,367	Intersil Corp. - Class A	241,119
19,253	Lam Research Corp. (b)	1,090,875
42,915	RF Micro Devices, Inc. (b)	275,085
9,847	Semtech Corp. (b)	246,372
6,811	Silicon Laboratories, Inc. (b)	294,303
28,821	Skyworks Solutions, Inc. (b)	934,377
11,674	Varian Semiconductor Equipment Associates, Inc. (b)	568,174
		6,813,317
Software (4.1%)
5,149	ACI Worldwide, Inc. (b)	168,887
4,976	Advent Software, Inc. (b)	142,662
14,273	ANSYS, Inc. (b)	773,454
41,728	Cadence Design Systems, Inc. (b)	406,848
7,255	Concur Technologies, Inc. (b)	402,290
7,221	Factset Research Systems, Inc.	756,255
6,212	Fair Isaac Corp.	196,361
14,747	Informatica Corp. (b)	770,236
16,981	Mentor Graphics Corp. (b)	248,432
12,550	MICROS Systems, Inc. (b)	620,347
18,355	Parametric Technology Corp. (b)	412,804
9,765	Quest Software, Inc. (b)	247,933
17,553	Rovi Corp. (b)	941,719
10,941	Solera Holdings, Inc.	559,085
23,459	Synopsys, Inc. (b)	648,641
25,721	TIBCO Software, Inc. (b)	700,897
		7,996,851
Materials (6.5%)
Chemicals (3.3%)
14,262	Albemarle Corp.	852,440
12,281	Ashland, Inc.	709,350
10,184	Cabot Corp.	471,417
7,691	Cytec Industries, Inc.	418,160
6,901	Intrepid Potash, Inc. (b)	240,293
9,959	Lubrizol Corp.	1,334,108
2,883	Minerals Technologies, Inc.	197,543
1,490	NewMarket Corp.	235,748

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Materials—continued
12,289	Olin Corp.	$281,664
20,209	RPM International, Inc.	479,559
7,739	Sensient Technologies Corp.	277,366
7,057	The Scotts Miracle-Gro Co. - Class A	408,247
14,910	Valspar Corp.	582,981
		6,488,876
Construction Materials (0.3%)
7,091	Martin Marietta Materials, Inc.	635,850
Containers & Packaging (1.5%)
10,446	Aptargroup, Inc.	523,658
4,847	Greif, Inc. - Class A	317,042
15,872	Packaging Corp. of America	458,542
6,162	Rock-Tenn Co. - Class A	427,335
7,602	Silgan Holdings, Inc.	289,940
15,586	Sonoco Products Co.	564,681
16,791	Temple-Inland, Inc.	392,909
		2,974,107
Metals & Mining (1.3%)
6,848	Carpenter Technology Corp.	292,478
17,710	Commercial Metals Co.	305,852
5,097	Compass Minerals International, Inc.	476,722
11,620	Reliance Steel & Aluminum Co.	671,404
33,804	Steel Dynamics, Inc.	634,501
8,549	Worthington Industries, Inc.	178,845
		2,559,802
Paper & Forest Products (0.1%)
20,451	Louisiana-Pacific Corp. (b)	214,736
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
23,399	tw telecom, Inc. (b)	449,261
Wireless Telecommunication Services (0.2%)
14,210	Telephone & Data Systems, Inc.	478,877
Utilities (5.7%)
Electric Utilities (1.6%)
9,462	Cleco Corp.	324,452
18,524	DPL, Inc.	507,743
21,026	Great Plains Energy, Inc.	420,941
14,664	Hawaiian Electric Industries, Inc.	363,667
7,649	IDACORP, Inc.	291,427
36,527	NV Energy, Inc.	543,887
13,398	PNM Resources, Inc.	199,898
17,650	Westar Energy, Inc.	466,313
		3,118,328
Gas Utilities (2.0%)
12,154	AGL Resources, Inc.	484,215
14,082	Atmos Energy Corp.	480,196
11,196	Energen Corp.	706,692
12,801	National Fuel Gas Co.	947,274
27,474	Questar Corp.	479,421
17,204	UGI Corp.	566,012
7,954	WGL Holdings, Inc.	310,206
		3,974,016
Independent Power Producers & Energy Traders (0.0%)
9,906	Dynegy, Inc. (b)	56,365
Multi-Utilities (1.8%)
17,265	Alliant Energy Corp.	672,127
6,112	Black Hills Corp.	204,385
29,320	MDU Resources Group, Inc.	673,480
16,133	NSTAR	746,474
15,182	OGE Energy Corp.	767,602
12,617	Vectren Corp.	343,182
		3,407,250
Water Utilities (0.3%)
21,421	Aqua America, Inc.	490,327
Total Common Stocks (cost: $ 140,031,717)		187,208,629

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (3.4%)
Investment Companies (3.4%)
500,000	JPMorgan U.S. Government Money Market Fund, current rate 0.000%	$500,000
650,000	SEI Investments Treasury Mutual Funds, current rate 0.000%	650,000
5,414,210	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	5,414,210
	Total Short-Term Securities (cost: $6,564,210)	6,564,210
	Total investments in securities (cost: $ 146,595,927) (e)	$193,772,839
	Cash and other assets in excess of liabilities (0.4%)	873,457
	Total net assets (100.0%)	$194,646,296

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2011, securities with an aggregate market value of $3,055,250 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® E-Mini Future		72	Long	$147,822	$—
		72		$147,822	$—

(d)	The Portfolio held 0.8% of net assets in foreign securities at March 31, 2011.
(e)	At March 31, 2011 the cost of securities for federal income tax purposes was $147,331,338. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$53,753,537
	Gross unrealized depreciation	(7,312,036)
	Net unrealized appreciation	$46,441,501

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (97.0%)
Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (2.3%)
38,100	Gaylord Entertainment Co. (b)	$1,321,308
19,705	Marriott International, Inc. - Class A	701,104
7,700	Starwood Hotels & Resorts Worldwide, Inc.	447,524
		2,469,936
Financial (93.2%)
Diversified REIT’s (5.8%)
12,700	American Assets Trust, Inc.	270,129
65,300	Cousins Properties, Inc.	545,255
12,400	PS Business Parks, Inc.	718,456
42,300	Retail Opportunity Investments Corp.	462,762
33,286	Vornado Realty Trust	2,912,525
41,300	Washington Real Estate Investment Trust	1,284,017
		6,193,144
Industrial REIT’s (6.5%)
15,100	AMB Property Corp.	543,147
43,800	DuPont Fabros Technology, Inc.	1,062,150
106,400	First Potomac Realty Trust	1,675,800
224,076	ProLogis	3,580,735
		6,861,832
Office REIT’s (17.4%)
29,000	Alexandria Real Estate Equities, Inc.	2,261,130
110,500	BioMed Realty Trust, Inc.	2,101,710
41,483	Boston Properties, Inc.	3,934,662
55,700	Brandywine Realty Trust	676,198
16,720	Corporate Office Properties Trust SBI	604,261
53,900	Digital Realty Trust, Inc.	3,133,746
54,708	Douglas Emmett, Inc.	1,025,775
47,900	Kilroy Realty Corp.	1,859,957
15,700	Mack-Cali Realty Corp.	532,230
30,100	SL Green Realty Corp.	2,263,520
		18,393,189
Real Estate Management & Development (5.8%)
158,700	Brookfield Properties Corp. (c)	2,812,164
37,300	CB Richard Ellis Group, Inc. - Class A (b)	995,910
71,700	Forest City Enterprises, Inc. - Class A (b)	1,350,111
10,057	Jones Lang LaSalle, Inc.	1,003,085
		6,161,270
Residential REIT’s (18.5%)
57,300	American Campus Communities, Inc.	1,890,900
76,000	Associated Estates Realty Corp.	1,206,880
32,500	BRE Properties, Inc.	1,533,350
36,400	Camden Property Trust	2,068,248
11,400	Campus Crest Communities, Inc.	134,862
22,000	Equity Lifestyle Properties, Inc.	1,268,300
92,600	Equity Residential	5,223,566
14,716	Essex Property Trust, Inc.	1,824,784
27,600	Home Properties, Inc.	1,627,020
24,800	Mid-America Apartment Communities, Inc.	1,592,160
49,400	UDR, Inc.	1,203,878
		19,573,948
Retail REIT’s (22.2%)
84,373	Acadia Realty Trust	1,596,337
31,984	Agree Realty Corp.	718,041
67,800	CBL & Associates Properties, Inc.	1,181,076
112,900	Developers Diversified Realty Corp.	1,580,600
79,500	Equity One, Inc.	1,492,215
8,600	Federal Realty Investment Trust	701,416
134,734	General Growth Properties, Inc. (b)	2,085,682
12,694	Kite Realty Group Trust	67,405
28,505	Regency Centers Corp.	1,239,397
80,879	Simon Property Group, Inc.	8,666,994
64,869	The Macerich Co.	3,212,962
40,300	Weingarten Realty Investors	1,009,918
		23,552,043
Specialized REIT’s (17.0%)
30,600	Chesapeake Lodging Trust	532,746
159,514	DiamondRock Hospitality Co.	1,781,772
126,300	HCP, Inc.	4,791,822
44,800	Health Care REIT, Inc.	2,349,312

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
111,279	Hersha Hospitality Trust	$660,997
155,146	Host Hotels & Resorts, Inc.	2,732,121
31,400	LaSalle Hotel Properties	847,800
9,100	National Retail Properties, Inc.	237,783
30,100	Nationwide Health Properties, Inc.	1,280,153
38,600	Pebblebrook Hotel Trust	854,990
8,300	Public Storage	920,553
17,300	Sovran Self Storage, Inc.	684,215
27,200	Sunstone Hotel Investors, Inc. (b)	277,168
6,700	U-Store-It Trust	70,484
		18,021,916
Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
16,600	American Tower Corp. - Class A (b)	860,212
16,600	Crown Castle International Corp. (b)	706,330
		1,566,542
Total Common Stocks (cost: $71,742,817)		102,793,820
Preferred Stocks (0.5%)
Financial (0.5%)
Diversified REIT’s (0.5%)
20,500	CapLease, Inc. (Series A)	507,990
Total Preferred Stocks (cost: $468,978)		507,990

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (1.6%)
Investment Company (1.6%)
1,749,018	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	$1,749,018
	Total Short-Term Securities (cost: $1,749,018)	1,749,018
	Total investments in securities (cost: $73,960,813) (d)	$105,050,828
	Cash and other assets in excess of liabilities (0.9%)	934,517
	Total net assets (100.0%)	$105,985,345

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	The Portfolio held 2.7% of net assets in foreign securities at March 31, 2011.
(d)	At March 31, 2011 the cost of securities for federal income tax purposes was $77,366,317. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$27,724,299
	Gross unrealized depreciation	(39,788)
	Net unrealized appreciation	$27,684,511

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities

March 31, 2011

(Unaudited)

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.  The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issue of Class 1 shares until February 11, 2008).  Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not.  Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.  At March 31, 2011, no Portfolios were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2011, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $36,187,906 and $23,066,747, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At March 31, 2011, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage were $17,540,261 and $4,316,283, respectively, which represent 4.8% and 3.9% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The following is a summary of the levels used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

		Fair Value Measurement at March 31, 2011 using
Fund*	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 03/31/2011
Bond
Assets
Government Obligations	$—	$—	$194,925,367	$—	$194,925,367
Asset-Backed	—	—	18,528,383	1,427,990	19,956,373
Other Mortgage-Backed	—	—	36,726,878	1,453,506	38,180,384
Corporate Obligations	—	—	98,086,034	—	98,086,034
Investment Companies	52,380,128	—	—	—	52,380,128
Total Investments	52,380,128	—	348,266,662	2,881,496	403,528,286
Other Financial Instruments**
Futures Contracts	—	1,571	—	—	1,571
Money Market
Assets
Commercial Paper	—	—	37,994,008	—	37,994,008
Corporate Notes	—	—	3,600,000	—	3,600,000
U.S. Government Obligations	—	—	53,442,952	—	53,442,952
Other Short-Term Investments	—	—	7,267,295	—	7,267,295
Investment Companies	3,785,101	—	—	—	3,785,101
Total Investments	3,785,101	—	102,304,255	—	106,089,356
Mortgage Securities
Assets
Government Obligations	—	—	95,993,340	—	95,993,340
Asset-Backed	—	—	5,093,972	976,604	6,070,576
Other Mortgage-Backed	—	—	7,652,188	1,075,933	8,728,121
Investment Companies	23,955,209	—	—	—	23,955,209
Total Investments	23,955,209	—	108,739,500	2,052,537	134,747,246
Index 500
Assets
Common Stocks*	450,697,146	—	—	—	450,697,146
Warrants	11	—	—	—	11
Investment Companies	12,243,252	—	—	—	12,243,252
Total Investments	462,940,409	—	—	—	462,940,409
Other Financial Instruments**
Futures Contracts	—	341,733	—	—	341,733
International Bond
Assets
Long Term Debt Securities
Argentina	—	—	1,463,908	—	1,463,908
Australia	—	—	11,264,172	—	11,264,172
Brazil	—	—	7,256,078	—	7,256,078
Canada	—	—	117,091	—	117,091
France	—	—	1,244,596	—	1,244,596
Hungary	—	—	2,748,612	—	2,748,612
Indonesia	—	—	7,603,607	—	7,603,607
Israel	—	—	1,364,227	—	1,364,227
Lithuania	—	—	2,334,028	—	2,334,028
Malaysia	—	—	1,894,672	—	1,894,672
Mexico	—	—	7,837,611	—	7,837,611
Netherlands	—	—	1,801,552	—	1,801,552
Norway	—	—	4,169,625	—	4,169,625
Philippines	—	—	184,432	—	184,432
Poland	—	—	7,882,625	—	7,882,625
Qatar	—	—	868,175	—	868,175
Russia	—	—	3,598,279	—	3,598,279
South Africa	—	—	2,305,744	—	2,305,744
South Korea	—	—	13,109,696	—	13,109,696
Sri Lanka	—	—	—	2,021,070	2,021,070
Supra-National	—	—	769,128	—	769,128
Sweden	—	—	2,260,466	—	2,260,466
Ukraine	—	—	422,812	—	422,812
United Arab Emirates	—	—	874,000	—	874,000
United States	—	—	2,819,933	—	2,819,933
Venezuela	—	—	842,452	—	842,452
Vietnam	—	—	913,000	—	913,000
Short Term Debt Securities
Egypt	—	—	4,856,813	136,426	4,993,239
Great Britain	—	—	2,539,081	2,471,005	5,010,086
Israel	—	—	733,249	623,367	1,356,616
Malaysia	—	—	3,231,808	166,540	3,398,348
Philippines	—	—	86,376	7,190	93,566
Sri Lanka	—	—	—	1,244	1,244
Sweden	—	—	2,169,180	—	2,169,180
United States	—	—	2,030,000	—	2,030,000
Investment Companies	5,131,727	—	—	—	5,131,727
Total Investments	5,131,727	—	103,597,028	5,426,842	114,155,597
Liabilities
Other Financial Instruments**
Forward Foreign Currency Contracts	—	(153,203)	—	—	(153,203)
Index 400 Mid-Cap
Assets
Common Stocks*	187,208,629	—	—	—	187,208,629
Investment Companies	6,564,210	—	—	—	6,564,210
Total Investments	193,772,839	—	—	—	193,772,839
Other Financial Instruments**
Futures Contracts	—	147,822	—	—	147,822
Real Estate Securities
Assets
Common Stocks*	102,793,820	—	—	—	102,793,820
Preferred Stocks	507,990	—	—	—	507,990
Investment Companies	1,749,018	—	—	—	1,749,018
Total Investments	105,050,828	—	—	—	105,050,828

* For additional details, see Schedule of Investments.

**Investments in Other Financial Instruments are derivative instruments reflected in the Notes to the Schedule of Investments.  All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Long-term debt securities comprised of Foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Long-term debt securities comprised of Foreign government and state and political subdivision securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

For the period ended March 31, 2011, it has been determined that no significant transfers between Levels 1 and 2 occurred.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2011 is as follows:

				Total
				realized
				and
	Beginning	Net	Accrued	unrealized	Transfers	Transfers	Ending
	balance	purchases	discounts	gains	in	out	Balance
Portfolio	12/31/2010	(sales)	(premiums)	(losses)	to Level 3	of Level 3	03/31/2011
Bond
Government Obligations	$—	$—	$—	$—	$—	$—	$—
Asset-Backed	1,142,426	(45,926)	—	331,490	—	—	1,427,990
Other Mortgage Backed	1,421,880	(152,498)	4,342	179,782	—	—	1,453,506
Corporate Obligations	—	—	—	—	—	—	—
Total	2,564,306	(198,424)	4,342	511,272	—	—	2,881,496

Money Market	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—

Mortgage Securities
Government Obligations	—	—	—	—	—	—	—
Asset-Backed	862,287	(48,374)	—	162,691	—	—	976,604
Other Mortgage Backed	1,052,193	(20,584)	(225)	44,549	—	—	1,075,933
Total	1,914,480	(68,958)	(225)	207,240	—	—	2,052,537

Index 500	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—

International Bond
Egypt	361,473	(226,162)	2,277	25,787	—	(26,949)	136,426
Great Britain	—	2,466,137	2,535	2,333	—	—	2,471,005
Israel	1,297,346	—	3,340	12,256	—	(689,575)	623,367
Malaysia	756,258	166,145	300	95	—	(756,258)	166,540
Philippines	47,803	7,193	18	(21)	—	(47,803)	7,190
Sri Lanka	2,008,612	508	1,555	11,639	—	—	2,022,314
Total	4,471,492	2,413,821	10,025	52,089	—	(1,520,585)	5,426,842

Index 400 Mid-Cap	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—

Real Estate Securities	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year.  Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

(5)   Derivative Instruments Reporting

The Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.  Although the way in which the Fund uses currency forwards has not changed, the number of transactions increased slightly as the changes in global economic conditions drove the Fund to be slightly more active than it had been historically.

Equity derivatives were purchased or sold to generally manage the Index Portfolios’ liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The table below details the risk exposure of each of the Portfolios from derivative instruments:

		Risk Exposure
Portfolio	Total Value at 3/31/11	Equity	Interest Rate	Credit	Foreign Exchange
Bond	$1,571	$—	$1,571	$—	$—
Money Market	—	—	—	—	—
Mortgage Securities	—	—	—	—	—
Index 500	341,733	341,733	—	—	—
International Bond	(153,203)	—	—	—	(153,203)
Index 400 Mid-Cap	147,822	147,822	—	—	—
Real Estate Securities	—	—	—	—	—

(6)   Subsequent Events

Management has evaluated subsequent events for the Portfolios through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)

Gregory S. Strong, President

Date:     May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)

Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:     May 26, 2011